united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	4/30/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Holbrook Income Fund

Class A (HOBAX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.31%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2025, the Holbrook Income Fund Class A had a one-year return of 7.11% net of fees versus its benchmark, the Bank of America/Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index, which returned 6.75% over the same time-period. From its inception date of July 23, 2021, to April 30, 2025, the Holbrook Income Fund had an annualized gain of 3.56% versus its benchmark which had an annualized return of 1.84% for that same period.

Inflation moved lower during the year, although it remained above the Federal Reserve’s 2% target. The 3-year treasury yield fell from 4.88% to 3.60%, creating a sizeable tailwind for the fixed income market. The Federal Reserve began cutting rates in the Fall of 2024, opting to be less restrictive in the face of full employment and moderating inflation. Meanwhile, high yield corporate spreads were wider as financial conditions tightened in response to the Trump Administration’s tariff policy – increasing from 3.01% at the beginning of the year to 3.84% on April 30, 2025. Investment grade corporate spreads increased from 0.87% to 1.06%. The Holbrook Income Fund outperformed its benchmark despite being structurally positioned for higher rates since it has a low effective duration and is overweight credit. The portfolio carry more than counterbalanced its underperformance in terms of NAV appreciation relative to the benchmark.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is imminent. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for the Fund. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Holbrook Income Fund
Holbrook Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
ICE BofA U.S. Corporate & Government, 1-3 Years Index
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$11,408
$11,261
$10,711
$9,514
07/23/21
04/30/22
04/30/23
04/30/24
04/30/25

	Holbrook Income Fund	Holbrook Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
07/23/21	$10,000	$9,871	$10,000	$10,000
04/30/22	$9,916	$9,788	$8,977	$9,636
04/30/23	$9,906	$9,778	$8,939	$9,747
04/30/24	$10,651	$10,514	$8,808	$10,033
04/30/25	$11,408	$11,261	$9,514	$10,711

Average Annual Total Returns

	1 Year	Since Inception (July 23, 2021)
Holbrook Income Fund
Without Load	7.11%	3.56%
With Load*	5.80%	3.20%
Bloomberg U.S. Aggregate Bond Index	8.02%	-1.31%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	6.75%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$2,182,784,663
  Number of Portfolio Holdings244
  Advisory Fee $14,127,596
  Portfolio Turnover68%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	29.2%
Common Stocks	0.5%
Convertible Bonds	0.4%
Corporate Bonds	48.9%
Money Market Funds	6.6%
Preferred Stocks	4.5%
Term Loans	1.1%
U.S. Government & Agencies	8.8%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
45.0%
CLO
23.2%
U.S. Treasury Obligations
8.9%
Money Market Funds
6.6%
Industrials
6.4%
CMBS
3.8%
ABS
1.6%
Real Estate
1.3%
Energy
1.2%
Technology
1.1%
CMO
0.8%
Insurance
0.4%
Communications
0.1%
Liabilities in Excess of Other Assets
-0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Communications	0.1%
Insurance	0.4%
CMO	0.8%
Technology	1.1%
Energy	1.2%
Real Estate	1.3%
ABS	1.6%
CMBS	3.8%
Industrials	6.4%
Money Market Funds	6.6%
U.S. Treasury Obligations	8.9%
CLO	23.2%
Financials	45.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B Riley Financial, Inc., 8.000%, 01/01/28	3.9%
United States Treasury Inflation Indexed Bonds, 0.250%, 07/15/29	2.7%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	2.5%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	2.4%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	2.3%
Babcock & Wilcox Enterprises, Inc., 8.125%, 02/28/26	2.1%
Charah Solutions, Inc.	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
Saratoga Investment Corporation, 4.375%, 02/28/26	1.7%
PennantPark Floating Rate Capital Ltd., 4.250%, 04/01/26	1.7%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Holbrook Income Fund - Class A (HOBAX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-HOBAX

Holbrook Income Fund

Class I (HOBIX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.05%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2025, the Holbrook Income Fund Class I had a one-year return of 7.38% net of fees versus its benchmark, the Bank of America/Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index, which returned 6.75% over the same time-period. From its inception date of July 6, 2016, to April 30, 2025, the Holbrook Income Fund had an annualized gain of 4.89% versus its benchmark which had an annualized return of 1.87% for that same period.

Inflation moved lower during the year, although it remained above the Federal Reserve’s 2% target. The 3-year treasury yield fell from 4.88% to 3.60%, creating a sizeable tailwind for the fixed income market. The Federal Reserve began cutting rates in the Fall of 2024, opting to be less restrictive in the face of full employment and moderating inflation. Meanwhile, high yield corporate spreads were wider as financial conditions tightened in response to the Trump Administration’s tariff policy – increasing from 3.01% at the beginning of the year to 3.84% on April 30, 2025. Investment grade corporate spreads increased from 0.87% to 1.06%. The Holbrook Income Fund outperformed its benchmark despite being structurally positioned for higher rates since it has a low effective duration and is overweight credit. The portfolio carry more than counterbalanced its underperformance in terms of NAV appreciation relative to the benchmark.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is imminent. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for the Fund. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for the Fund.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Holbrook Income Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA U.S. Corporate & Government, 1-3 Years Index
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$152,380
$117,772
$110,732
Jul-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Holbrook Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jul-2016	$100,000	$100,000	$100,000
Apr-2017	$104,021	$98,434	$100,162
Apr-2018	$108,178	$98,120	$100,171
Apr-2019	$112,138	$103,311	$103,578
Apr-2020	$102,743	$114,512	$108,621
Apr-2021	$130,441	$114,206	$109,859
Apr-2022	$131,639	$104,485	$105,952
Apr-2023	$131,733	$104,038	$107,176
Apr-2024	$141,912	$102,511	$110,326
Apr-2025	$152,380	$110,732	$117,772

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	7.38%	8.20%	4.89%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.16%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	6.75%	1.63%	1.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$2,182,784,663
  Number of Portfolio Holdings244
  Advisory Fee $14,127,596
  Portfolio Turnover68%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	29.2%
Common Stocks	0.5%
Convertible Bonds	0.4%
Corporate Bonds	48.9%
Money Market Funds	6.6%
Preferred Stocks	4.5%
Term Loans	1.1%
U.S. Government & Agencies	8.8%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Communications	0.1%
Insurance	0.4%
CMO	0.8%
Technology	1.1%
Energy	1.2%
Real Estate	1.3%
ABS	1.6%
CMBS	3.8%
Industrials	6.4%
Money Market Funds	6.6%
U.S. Treasury Obligations	8.9%
CLO	23.2%
Financials	45.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B Riley Financial, Inc., 8.000%, 01/01/28	3.9%
United States Treasury Inflation Indexed Bonds, 0.250%, 07/15/29	2.7%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	2.5%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	2.4%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	2.3%
Babcock & Wilcox Enterprises, Inc., 8.125%, 02/28/26	2.1%
Charah Solutions, Inc.	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
Saratoga Investment Corporation, 4.375%, 02/28/26	1.7%
PennantPark Floating Rate Capital Ltd., 4.250%, 04/01/26	1.7%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Holbrook Income Fund - Class I (HOBIX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-HOBIX

Holbrook Income Fund

Investor Class (HOBEX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.55%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2025, the Holbrook Income Fund Investor Class had a one-year return of 6.95% net of fees versus its benchmark, the Bank of America/Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index, which returned 6.75% over the same time-period. From its inception date of July 6, 2016, to April 30, 2025, the Holbrook Income Fund had an annualized gain of 4.39% versus its benchmark which had an annualized return of 1.87% for that same period.

Inflation moved lower during the year, although it remained above the Federal Reserve’s 2% target. The 3-year treasury yield fell from 4.88% to 3.60%, creating a sizeable tailwind for the fixed income market. The Federal Reserve began cutting rates in the Fall of 2024, opting to be less restrictive in the face of full employment and moderating inflation. Meanwhile, high yield corporate spreads were wider as financial conditions tightened in response to the Trump Administration’s tariff policy – increasing from 3.01% at the beginning of the year to 3.84% on April 30, 2025. Investment grade corporate spreads increased from 0.87% to 1.06%. The Holbrook Income Fund outperformed its benchmark despite being structurally positioned for higher rates since it has a low effective duration and is overweight credit. The portfolio carry more than counterbalanced its underperformance in terms of NAV appreciation relative to the benchmark.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is imminent. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for the Fund. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Holbrook Income Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA U.S. Corporate & Government, 1-3 Years Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,603
$11,777
$11,073
Jul-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Holbrook Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jul-2016	$10,000	$10,000	$10,000
Apr-2017	$10,362	$9,843	$10,016
Apr-2018	$10,727	$9,812	$10,017
Apr-2019	$11,054	$10,331	$10,358
Apr-2020	$10,081	$11,451	$10,862
Apr-2021	$12,740	$11,421	$10,986
Apr-2022	$12,806	$10,448	$10,595
Apr-2023	$12,742	$10,404	$10,718
Apr-2024	$13,655	$10,251	$11,033
Apr-2025	$14,603	$11,073	$11,777

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	6.95%	7.69%	4.39%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.16%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	6.75%	1.63%	1.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$2,182,784,663
  Number of Portfolio Holdings244
  Advisory Fee $14,127,596
  Portfolio Turnover68%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	29.2%
Common Stocks	0.5%
Convertible Bonds	0.4%
Corporate Bonds	48.9%
Money Market Funds	6.6%
Preferred Stocks	4.5%
Term Loans	1.1%
U.S. Government & Agencies	8.8%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Communications	0.1%
Insurance	0.4%
CMO	0.8%
Technology	1.1%
Energy	1.2%
Real Estate	1.3%
ABS	1.6%
CMBS	3.8%
Industrials	6.4%
Money Market Funds	6.6%
U.S. Treasury Obligations	8.9%
CLO	23.2%
Financials	45.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B Riley Financial, Inc., 8.000%, 01/01/28	3.9%
United States Treasury Inflation Indexed Bonds, 0.250%, 07/15/29	2.7%
United States Treasury Inflation Indexed Bonds, 2.500%, 01/15/29	2.5%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	2.4%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	2.3%
Babcock & Wilcox Enterprises, Inc., 8.125%, 02/28/26	2.1%
Charah Solutions, Inc.	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
Saratoga Investment Corporation, 4.375%, 02/28/26	1.7%
PennantPark Floating Rate Capital Ltd., 4.250%, 04/01/26	1.7%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Holbrook Income Fund - Investor Class (HOBEX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-HOBEX

Holbrook Structured Income Fund

Class A (HOSAX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$171	1.65%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2025, the Holbrook Structured Income Fund Class A had a one-year return of 7.10% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had a total return of 8.02% for that same period. From its inception date of May 2, 2022, to April 30, 2025, the Holbrook Structured Income Fund Class A had an annualized gain of 8.67% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had an annualized return 2.16% for that same period.

Inflation moved lower during the year, although it remained above the Federal Reserve’s 2% target. The 3-year treasury yield fell from 4.88% to 3.60%, creating a sizeable tailwind for the fixed income market. The Federal Reserve began cutting rates in the Fall of 2024, opting to be less restrictive in the face of full employment and moderating inflation. Meanwhile, high yield corporate spreads were wider as financial conditions tightened in response to the Trump Administration’s tariff policy – increasing from 3.01% at the beginning of the year to 3.84% on April 30, 2025. Investment grade corporate spreads increased from 0.87% to 1.06%. The Structured Income Fund slightly underperformed its benchmark given its low effective duration and overweight credit exposure relative to the benchmark.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is imminent. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for the Fund. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Holbrook Structured Income Fund
Holbrook Structured Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
05/02/22
04/30/23
04/30/24
04/30/25
$12,828
$12,540
$10,661

	Holbrook Structured Income Fund	Holbrook Structured Income Fund - with load	Bloomberg U.S. Aggregate Bond Index
05/02/22	$10,000	$9,775	$10,000
04/30/23	$10,632	$10,393	$10,017
04/30/24	$11,978	$11,708	$9,870
04/30/25	$12,828	$12,540	$10,661

Average Annual Total Returns

	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund
Without Load	7.10%	8.67%
With Load*	4.65%	7.85%
Bloomberg U.S. Aggregate Bond Index	8.02%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$506,727,800
  Number of Portfolio Holdings148
  Advisory Fee $4,664,422
  Portfolio Turnover80%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	91.8%
Collateralized Mortgage Obligations	2.3%
Corporate Bonds	0.8%
Money Market Funds	5.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

CLO
56.7%
CMBS
25.8%
CMO
11.2%
Money Market Funds
5.1%
ABS
1.0%
Financials
0.8%
Liabilities in Excess of Other Assets
-0.6%

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Financials	0.8%
ABS	1.0%
Money Market Funds	5.1%
CMO	11.2%
CMBS	25.8%
CLO	56.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sound Point Clo XVI Ltd., 8.143%, 07/25/30	4.4%
BXHPP Trust, 5.086%, 08/15/36	4.2%
Halcyon Loan Advisors Funding Ltd., 7.934%, 01/22/31	3.5%
Battalion CLO IX Ltd., 7.768%, 07/15/31	3.4%
THL Credit Wind River CLO Ltd., 7.531%, 10/20/30	3.2%
BHMS, 11.255%, 07/15/25	2.6%
Capital Funding Mortgage Trust, 15.324%, 02/10/28	2.6%
Northwoods Capital XIV-B Ltd., 7.977%, 11/13/31	2.5%
Carlyle Global Market Strategies CLO Ltd., 7.481%, 07/20/31	2.4%
Northwoods Capital XII-B Ltd., 7.711%, 06/15/31	2.0%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Holbrook Structured Income Fund - Class A (HOSAX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-HOSAX

Holbrook Structured Income Fund

Class I (HOSIX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.39%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2025, the Holbrook Structured Income Fund Class I had a one-year return of 7.36% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had a total return of 8.02% for that same period. From its inception date of May 2, 2022, to April 30, 2025, the Holbrook Structured Income Fund Class I had an annualized gain of 8.95% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had an annualized return 2.16% for that same period.

Inflation moved lower during the year, although it remained above the Federal Reserve’s 2% target. The 3-year treasury yield fell from 4.88% to 3.60%, creating a sizeable tailwind for the fixed income market. The Federal Reserve began cutting rates in the Fall of 2024, opting to be less restrictive in the face of full employment and moderating inflation. Meanwhile, high yield corporate spreads were wider as financial conditions tightened in response to the Trump Administration’s tariff policy – increasing from 3.01% at the beginning of the year to 3.84% on April 30, 2025. Investment grade corporate spreads increased from 0.87% to 1.06%. The Structured Income Fund slightly underperformed its benchmark given its low effective duration and overweight credit exposure relative to the benchmark.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is imminent. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for the Fund. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for the Fund.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Holbrook Structured Income Fund
Bloomberg U.S. Aggregate Bond Index
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$129,260
$106,612
May-2022
Apr-2023
Apr-2024
Apr-2025

	Holbrook Structured Income Fund	Bloomberg U.S. Aggregate Bond Index
May-2022	$100,000	$100,000
Apr-2023	$106,689	$100,167
Apr-2024	$120,398	$98,696
Apr-2025	$129,260	$106,612

Average Annual Total Returns

	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	7.36%	8.95%
Bloomberg U.S. Aggregate Bond Index	8.02%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$506,727,800
  Number of Portfolio Holdings148
  Advisory Fee $4,664,422
  Portfolio Turnover80%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	91.8%
Collateralized Mortgage Obligations	2.3%
Corporate Bonds	0.8%
Money Market Funds	5.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Financials	0.8%
ABS	1.0%
Money Market Funds	5.1%
CMO	11.2%
CMBS	25.8%
CLO	56.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sound Point Clo XVI Ltd., 8.143%, 07/25/30	4.4%
BXHPP Trust, 5.086%, 08/15/36	4.2%
Halcyon Loan Advisors Funding Ltd., 7.934%, 01/22/31	3.5%
Battalion CLO IX Ltd., 7.768%, 07/15/31	3.4%
THL Credit Wind River CLO Ltd., 7.531%, 10/20/30	3.2%
BHMS, 11.255%, 07/15/25	2.6%
Capital Funding Mortgage Trust, 15.324%, 02/10/28	2.6%
Northwoods Capital XIV-B Ltd., 7.977%, 11/13/31	2.5%
Carlyle Global Market Strategies CLO Ltd., 7.481%, 07/20/31	2.4%
Northwoods Capital XII-B Ltd., 7.711%, 06/15/31	2.0%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Holbrook Structured Income Fund - Class I (HOSIX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-HOSIX

Holbrook Structured Income Fund

Investor Class (HOSTX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.89%

How did the Fund perform during the reporting period?

For the 12-months ending April 30, 2025, the Holbrook Structured Income Fund Investor Class had a one-year return of 6.83% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had a total return of 8.02% for that same period. From its inception date of May 2, 2022, to April 30, 2025, the Holbrook Structured Income Fund Investor Class had an annualized gain of 8.46% net of fees versus its benchmark, the Bloomberg US Aggregate Bond Index, which had an annualized return 2.16% for that same period.

Inflation moved lower during the year, although it remained above the Federal Reserve’s 2% target. The 3-year treasury yield fell from 4.88% to 3.60%, creating a sizeable tailwind for the fixed income market. The Federal Reserve began cutting rates in the Fall of 2024, opting to be less restrictive in the face of full employment and moderating inflation. Meanwhile, high yield corporate spreads were wider as financial conditions tightened in response to the Trump Administration’s tariff policy – increasing from 3.01% at the beginning of the year to 3.84% on April 30, 2025. Investment grade corporate spreads increased from 0.87% to 1.06%. The Structured Income Fund slightly underperformed its benchmark given its low effective duration and overweight credit exposure relative to the benchmark.

Looking forward, we believe the United States is in the late stage of an expansion and that valuations are stretched. Meanwhile, there is considerable uncertainty regarding trade policy, the potential for higher inflation, and the possibility that real growth slows. Our base case is that a stagflationary economy is imminent. As such, we continue to execute our strategy of minimizing spread duration by shortening the maturity schedule for the Fund. We are content to harvest yield at the short-end of the curve and to patiently wait for better opportunities in longer-dated and high yield paper for the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Holbrook Structured Income Fund
Bloomberg U.S. Aggregate Bond Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$12,752
$10,661
May-2022
Apr-2023
Apr-2024
Apr-2025

	Holbrook Structured Income Fund	Bloomberg U.S. Aggregate Bond Index
May-2022	$10,000	$10,000
Apr-2023	$10,622	$10,017
Apr-2024	$11,936	$9,870
Apr-2025	$12,752	$10,661

Average Annual Total Returns

	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	6.83%	8.46%
Bloomberg U.S. Aggregate Bond Index	8.02%	2.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$506,727,800
  Number of Portfolio Holdings148
  Advisory Fee $4,664,422
  Portfolio Turnover80%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	91.8%
Collateralized Mortgage Obligations	2.3%
Corporate Bonds	0.8%
Money Market Funds	5.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Financials	0.8%
ABS	1.0%
Money Market Funds	5.1%
CMO	11.2%
CMBS	25.8%
CLO	56.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sound Point Clo XVI Ltd., 8.143%, 07/25/30	4.4%
BXHPP Trust, 5.086%, 08/15/36	4.2%
Halcyon Loan Advisors Funding Ltd., 7.934%, 01/22/31	3.5%
Battalion CLO IX Ltd., 7.768%, 07/15/31	3.4%
THL Credit Wind River CLO Ltd., 7.531%, 10/20/30	3.2%
BHMS, 11.255%, 07/15/25	2.6%
Capital Funding Mortgage Trust, 15.324%, 02/10/28	2.6%
Northwoods Capital XIV-B Ltd., 7.977%, 11/13/31	2.5%
Carlyle Global Market Strategies CLO Ltd., 7.481%, 07/20/31	2.4%
Northwoods Capital XII-B Ltd., 7.711%, 06/15/31	2.0%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Holbrook Structured Income Fund - Investor Class (HOSTX)

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-HOSTX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)(1)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2025	2024
Holbrook Income Fund	$35,000	$17,000
Holbrook Structured Income Fund	$35,000	$17,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2025	2024
Holbrook Income Fund	$3,200	$3,200
Holbrook Structured Income Fund	$3,200	$3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2024 and 2025, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2024, and 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in securities of unaffiliated issuers is included under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements.

Holbrook Income Fund
Holbrook Structured Income Fund

Class I Shares (HOBIX, HOSIX)
Investor Class Shares (HOBEX, HOSTX)
Class A Shares (HOBAX, HOSAX)

Annual Financial Statements

and

Additional Information

April 30, 2025

Advised by:
Holbrook Holdings, Inc.
3225 Cumberland Blvd SE Suite 100
Atlanta, GA 30339

www.holbrookholdings.com
1-877-345-8646

Distributed by Northern Lights Distributors, LLC
Member FINRA

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares				Fair Value
	COMMON STOCKS — 0.4%
	INSURANCE - 0.4%
3,242	Specialty Transportation Holdings, LLC(a),(b),(d)			$9,659,929

	TOTAL COMMON STOCKS (Cost $5,635,360)			9,659,929

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 4.5%
	ASSET MANAGEMENT — 1.1%
997,378	Gladstone Investment Corporation	5.0000	05/01/26	24,934,450

	INDUSTRIAL INTERMEDIATE PROD — 1.0%
876,566	Steel Partners Holdings, L.P.	6.0000	02/27/26	21,142,772

	INSURANCE — 1.0%
837,945	American National Group, Inc.	6.6250	Perpetual	21,082,696

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
124,000	Vinebrook Homes Trust, Inc. (c),(d)	6.5000	10/07/27	2,790,000

	REAL ESTATE SERVICES — 1.0%
408,000	Greystone SDOF Preferred Equity, LLC(c)	6.7500	12/23/25	9,873,600
3,950	UIRC-GSA International, LLC(c)	6.5000	Perpetual	3,476,000
9,180	UIRC-GSA International, LLC(c)	6.0000	Perpetual	8,262,000
				21,611,600
	SPECIALTY FINANCE — 0.3%
231,989	PennyMac Mortgage Investment Trust	8.5000	09/30/28	5,876,281

	TOTAL PREFERRED STOCKS (Cost $96,850,311)			97,437,799

Principal
Amount ($)
	ASSET BACKED SECURITIES — 29.3%
	AGENCY CMBS — 0.2%
2,100,000	FREMF Mortgage Trust Series 2016-K56 C(c),(e)	4.0860	06/25/49	2,077,854

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.3% (Continued)
	AGENCY CMBS — 0.2% (Continued)
2,000,000	FREMF Mortgage Trust Series 2016-K57 C(c),(e)		4.0500	08/25/49	$1,976,028
					4,053,882
	CLO — 23.3%
250,000	522 Funding CLO Ltd. Series 2018-3A CR(c),(f)	TSFR3M + 2.312%	6.5810	10/20/31	249,715
3,695,000	ACAS CLO Ltd. Series 2015-1A CRR(c),(f)	TSFR3M + 2.462%	6.7310	10/18/28	3,693,932
645,000	Allegro CLO X Ltd. Series 2019-1A CRR(c),(f)	TSFR3M + 2.050%	6.3190	04/20/32	642,897
1,125,000	AMMC CLO 15 Ltd. Series 2014-15A BR3(c),(f)	TSFR3M + 1.912%	6.1680	01/15/32	1,125,741
3,100,000	AMMC CLO XII Ltd. Series 2013-12A DR(c),(f)	TSFR3M + 2.962%	7.2590	11/10/30	3,096,048
375,000	ARES XLV CLO Ltd. Series 2017-45A DR(c),(f)	TSFR3M + 2.100%	6.3560	10/15/30	372,904
1,500,000	ARES XLVII CLO Ltd. Series 2018-47A C(c),(f)	TSFR3M + 2.012%	6.2680	04/15/30	1,494,239
2,500,000	Ares XXXVII CLO Ltd. Series 2015-4A CRR(c),(f)	TSFR3M + 2.750%	7.0060	10/15/30	2,493,008
2,095,000	Atlas Senior Loan Fund Ltd. Series 2017-8A C(c),(f)	TSFR3M + 2.812%	7.0720	01/16/30	2,098,381
7,000,000	Atlas Senior Loan Fund VII Ltd. Series 2016-7A CR(c),(f)	TSFR3M + 2.762%	7.0800	11/27/31	7,013,650
3,275,000	Atlas Senior Loan Fund XI Ltd. Series 2018-11A C(c),(f)	TSFR3M + 2.212%	6.4940	07/26/31	3,270,723
4,655,000	Atrium IX Series 9A CR2(c),(f)	TSFR3M + 2.262%	6.5750	05/28/30	4,654,953
1,010,000	Atrium XIII Series 13A C(c),(f)	TSFR3M + 2.062%	6.3410	11/21/30	1,006,402
7,000,000	Bain Capital Credit CLO Series 2018-2A CR(c),(f)	TSFR3M + 1.950%	6.2190	07/19/31	6,966,414
4,900,000	Barings CLO Ltd. Series 2015-IA DR(c),(f)	TSFR3M + 2.862%	7.1310	01/20/31	4,894,541
2,260,000	Battalion CLO VIII Ltd. Series 2015-8A BR2(c),(f)	TSFR3M + 2.262%	6.5310	07/18/30	2,266,529
8,500,000	Battalion CLO XII Ltd. Series 2018-12A DRR(c),(f)	TSFR3M + 2.600%	6.9190	05/17/31	8,449,000
905,000	Betony CLO 2 Ltd. Series 2018-1A B(c),(f)	TSFR3M + 2.112%	6.3910	04/30/31	902,753
2,330,000	BlueMountain CLO Ltd. Series 2015-4A CR(c),(f)	TSFR3M + 2.162%	6.4310	04/20/30	2,326,873
250,000	BlueMountain CLO Ltd. Series 2018-1A C(c),(f)	TSFR3M + 2.312%	6.5910	07/30/30	249,720
2,337,500	BlueMountain CLO Ltd. Series 2013-2(c),(f)	TSFR3M + 2.212%	6.4840	10/22/30	2,336,027
5,100,000	BlueMountain CLO Ltd. Series 2018-3A C(c),(f)	TSFR3M + 2.462%	6.7430	10/25/30	5,096,823
1,000,000	BlueMountain CLO Ltd. Series 2016-3A CR(c),(f)	TSFR3M + 2.462%	6.7850	11/15/30	999,376
5,000,000	BlueMountain CLO Ltd. Series 2015-3A CR(c),(f)	TSFR3M + 2.862%	7.1310	04/20/31	4,978,945
480,000	BlueMountain CLO Ltd. Series 2018-2A C(c),(f)	TSFR3M + 2.462%	6.7850	08/15/31	479,447
1,000,000	BlueMountain Fuji US Clo II Ltd. Series 2017-2A(c),(f)	TSFR3M + 2.412%	6.6810	10/20/30	998,882
665,000	Canyon Capital CLO Ltd. Series 2014-1A BR(c),(f)	TSFR3M + 2.062%	6.3410	01/30/31	663,396
290,000	Canyon Capital CLO Ltd. Series 2016-1A BR(c),(f)	TSFR3M + 1.962%	6.2180	07/15/31	289,934
5,000,000	Canyon CLO Ltd. Series 2018-1A B(c),(f)	TSFR3M + 1.962%	6.2180	07/15/31	4,996,475
952,000	Carbone CLO Ltd. Series 2017-1A(c),(f)	TSFR3M + 2.062%	6.3310	01/20/31	948,482
18,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-3A(c),(f)	TSFR3M + 2.712%	6.9680	10/15/30	17,947,932

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.3% (Continued)
	CLO — 23.3% (Continued)
750,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-5A CRR(c),(f)	TSFR3M + 2.512%	6.7680	07/15/31	$750,222
250,000	CARLYLE US CLO Ltd. Series 2018-2A B(c),(f)	TSFR3M + 2.312%	6.5680	10/15/31	249,657
7,176,000	Catamaran CLO Ltd. Series 2014-1A BR(c),(f)	TSFR3M + 2.422%	6.6940	04/22/30	7,201,272
15,000,000	CBAM Ltd. Series 2017-4A D(c),(f)	TSFR3M + 2.862%	7.1180	01/15/31	14,948,325
1,350,000	CIFC Funding Ltd. Series 2017-2A CR(c),(f)	TSFR3M + 2.112%	6.3810	04/20/30	1,348,580
10,000,000	CIFC Funding Ltd. Series 2013-4A DR2(c),(f)	TSFR3M + 1.900%	6.1830	04/27/31	9,942,590
500,000	Dryden 41 Senior Loan Fund Series 2015-41A CR(c),(f)	TSFR3M + 2.012%	6.2680	04/15/31	497,923
1,500,000	Dryden 49 Senior Loan Fund Series 2017-49A CR(c),(f)	TSFR3M + 2.312%	6.5810	07/18/30	1,497,737
5,000,000	Dryden 53 CLO Ltd. Series 2017-53A C(c),(f)	TSFR3M + 1.962%	6.2180	01/15/31	4,975,500
355,000	Dryden 54 Senior Loan Fund Series 2017-54A C(c),(f)	TSFR3M + 2.412%	6.6810	10/19/29	355,007
1,100,000	Dryden 55 CLO Ltd. Series 2018-55A C(c),(f)	TSFR3M + 2.162%	6.4180	04/15/31	1,098,297
280,290	Dryden 70 CLO Ltd. Series 2018-70A B(c),(f)	TSFR3M + 1.962%	6.2220	01/16/32	280,210
1,500,000	Eaton Vance CLO Ltd. Series 2015-1A DR(c),(f)	TSFR3M + 2.762%	7.0310	01/20/30	1,498,221
2,110,000	Eaton Vance CLO Ltd. Series 2014-1RA C(c),(f)	TSFR3M + 2.362%	6.6180	07/15/30	2,107,633
9,000,000	Elevation CLO Ltd. Series 2018-10A DR(c),(f)	TSFR3M + 2.400%	6.6690	10/20/31	8,932,149
7,914,211	Ellington CLO II Ltd. Series 2017-2A C(c),(f)	TSFR3M + 3.162%	7.4850	02/15/29	7,941,847
7,000,000	Ellington CLO III Ltd. Series 2018-3A C(c),(f)	TSFR3M + 2.512%	6.7810	07/20/30	6,997,333
290,000	Fortress Credit BSL VIII Ltd. Series 2019-2A CR(c),(f)	TSFR3M + 2.000%	6.2690	10/20/32	289,054
1,000,000	Galaxy XXI CLO Ltd. Series 2015-21A DR(c),(f)	TSFR3M + 2.912%	7.1810	04/20/31	996,614
730,000	Galaxy Xxviii CLO Ltd. Series 2018-28A C(c),(f)	TSFR3M + 2.212%	6.4680	07/15/31	729,619
1,175,000	Greywolf CLO V Ltd. Series 2015-1A BR(c),(f)	TSFR3M + 2.262%	6.5430	01/27/31	1,173,901
1,000,000	Halcyon Loan Advisors Funding Ltd. Series 2017-1A BR(c),(f)	TSFR3M + 2.512%	6.7930	06/25/29	1,000,003
3,628,000	Halcyon Loan Advisors Funding Ltd. Series 2017-2A(c),(f)	TSFR3M + 2.362%	6.6410	01/17/30	3,626,861
8,650,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A B(c),(f)	TSFR3M + 2.612%	6.8840	01/22/31	8,646,514
500,000	Harbourview CLO Series 7RA B(c),(f)	TSFR3M + 1.962%	6.2310	07/18/31	500,286
114,269	Highbridge Loan Management Series 3A-2014 A2R(c),(f)	TSFR3M + 1.962%	6.2310	07/18/29	114,244
2,750,000	Highbridge Loan Management Series 3A-2014 BR(c),(f)	TSFR3M + 2.662%	6.9310	07/18/29	2,749,054
7,350,000	Highbridge Loan Management Ltd. Series 5A-2015 DR3(c),(f)	TSFR3M + 3.000%	7.2560	10/15/30	7,328,207
563,000	HPS Loan Management Ltd. Series 13A-18 CR(c),(f)	TSFR3M + 2.150%	6.4060	10/15/30	562,200
2,800,000	Jamestown CLO XI Ltd. Series 2018-11A A2(c),(f)	TSFR3M + 1.962%	6.2030	07/14/31	2,799,896
12,400,000	Jefferson Mill CLO Ltd. Series 2015-1A CRR(c),(f)	TSFR3M + 2.550%	6.8220	10/20/31	12,444,082
3,450,000	KKR Financial CLO Ltd. Series 2013-1A BR2(c),(f)	TSFR3M + 1.950%	6.2060	04/15/29	3,449,307
3,750,000	LCM 30 Ltd. Series 30A CR(c),(f)	TSFR3M + 2.262%	6.5310	04/20/31	3,744,206
7,750,000	LCM XV, L.P. Series 15A CR(c),(f)	TSFR3M + 2.662%	6.9310	07/20/30	7,745,528

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.3% (Continued)
	CLO — 23.3% (Continued)
4,080,000	LCM XVII, L.P. Series 17A CRR(c),(f)	TSFR3M + 2.362%	6.6180	10/15/31	$4,075,353
854,152	LCM XXIII Ltd. Series 23A BR(c),(f)	TSFR3M + 2.462%	6.7310	10/20/29	854,297
6,021,334	LCM XXV Ltd. Series 25A(c),(f)	TSFR3M + 2.562%	6.8310	07/20/30	6,018,811
940,000	Madison Park Funding XXIV Ltd. Series 2016-24A CR2(c),(f)	TSFR3M + 2.050%	6.3190	10/20/29	937,761
6,000,000	MidOcean Credit CLO II Series 2013-2A DR(c),(f)	TSFR3M + 3.012%	7.2920	01/29/30	5,994,432
525,238	MidOcean Credit CLO III Series 2014-3A BR(c),(f)	TSFR3M + 2.062%	6.3310	04/21/31	524,981
2,050,000	MidOcean Credit CLO III Series 2014-3A CR(c),(f)	TSFR3M + 2.262%	6.5310	04/21/31	2,052,563
855,000	Midocean Credit CLO IX Series 2018-9A B(c),(f)	TSFR3M + 2.012%	6.2810	07/20/31	854,979
700,000	Mountain View CLO, LLC Series 2017-2A C(c),(f)	TSFR3M + 2.162%	6.4220	01/16/31	698,723
3,000,000	MP CLO III LTD Series 2013-1A DR(c),(f)	TSFR3M + 3.312%	7.5810	10/20/30	2,985,219
12,350,000	Northwoods Capital XII-B Ltd. Series 2018-12BA CR(c),(f)	TSFR3M + 2.050%	6.3490	06/15/31	12,229,501
1,500,000	OCP CLO Ltd. Series 2014-7A B1RR(c),(f)	TSFR3M + 2.512%	6.7810	07/20/29	1,499,987
505,000	OCP CLO Ltd. Series 2014-5A BR(c),(f)	TSFR3M + 2.062%	6.3440	04/26/31	503,727
2,500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A CR(c),(f)	TSFR3M + 2.062%	6.3180	07/15/30	2,493,100
500,000	Octagon Investment Partners XIV Ltd. Series 2012-1A BRR(c),(f)	TSFR3M + 2.362%	6.6180	07/15/29	500,345
1,585,000	Octagon Investment Partners XV Ltd. Series 2013-1A CRR(c),(f)	TSFR3M + 2.262%	6.5310	07/19/30	1,580,418
1,250,000	Octagon Investment Partners XXII Ltd. Series 2014-1A CRR(c),(f)	TSFR3M + 2.162%	6.4340	01/22/30	1,246,885
1,095,000	OZLM VI Ltd. Series 2014-6A B1T(c),(f)	TSFR3M + 2.000%	6.2800	04/17/31	1,095,243
16,470,000	OZLM VI Ltd. Series 2014-6A CT(c),(f)	TSFR3M + 2.900%	7.1800	04/17/31	16,445,096
1,275,000	OZLM XVIII Ltd. Series 2018-18A C(c),(f)	TSFR3M + 2.112%	6.3680	04/15/31	1,274,666
3,755,000	OZLM XX Ltd. Series 2018-20A B(c),(f)	TSFR3M + 2.212%	6.4810	04/20/31	3,751,361
1,952,000	OZLM XXII Ltd. Series 2018-22A C(c),(f)	TSFR3M + 2.912%	7.1910	01/17/31	1,944,629
6,700,000	Rad CLO 4 Ltd. Series 2019-4A DR(c),(f)	TSFR3M + 3.250%	7.5320	04/25/32	6,695,632
2,374,286	Ready Capital Mortgage Financing, LLC Series 2023-FL11 A(c),(f)	TSFR1M + 2.374%	6.7010	10/25/39	2,378,018
16,515,000	Regatta XIII Funding Ltd. Series 2018-2A CR(c),(f)	TSFR3M + 2.700%	6.9560	07/15/31	16,478,369
1,425,000	Regatta XIV Funding Ltd. Series 2018-3A DR(c),(f)	TSFR3M + 2.800%	7.0820	10/25/31	1,420,369
4,000,000	Saranac CLO VII Ltd. Series 2014-2A CR(c),(f)	TSFR3M + 2.512%	6.8340	11/20/29	3,998,832
5,000,000	Shackleton CLO Ltd. Series 2013-1A(c),(f)	TSFR3M + 2.212%	6.4680	07/15/30	5,013,716
1,555,000	Shackleton CLO Ltd. Series 2013-4RA(c),(f)	TSFR3M + 2.162%	6.4030	04/13/31	1,551,089
2,750,000	Shackleton CLO Ltd. Series 2014-5RA C(c),(f)	TSFR3M + 2.412%	6.7140	05/07/31	2,753,537
5,500,000	Sound Point CLO II Ltd. Series 2013-1A A3R(c),(f)	TSFR3M + 2.112%	6.3940	01/26/31	5,489,968
3,915,010	Sound Point CLO III-R LTD Series 2013-2RA D(c),(f)	TSFR3M + 3.212%	7.4680	04/15/29	3,912,383
10,000,000	Sound Point CLO IX Ltd. Series 2015-2A CRRR(c),(f)	TSFR3M + 2.762%	7.0310	07/20/32	9,990,340
2,500,000	Sound Point CLO VII-R Ltd. Series 2014-3RA C(c),(f)	TSFR3M + 2.512%	6.7910	10/23/31	2,498,488

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 29.3% (Continued)
	CLO — 23.3% (Continued)
1,000,000	Sound Point CLO V-R LTD Series 2014-1RA B(c),(f)	TSFR3M + 2.012%	6.2810	07/18/31	$1,000,012
10,500,000	Sound Point CLO V-R LTD Series 2014-1RA C(c),(f)	TSFR3M + 2.362%	6.6310	07/18/31	10,493,438
13,971,744	Sound Point CLO XV Ltd. Series 2017-1A D(c),(f)	TSFR3M + 3.862%	8.1410	01/23/29	13,961,363
2,890,000	Sound Point CLO XVI Ltd. Series 2017-2A CR(c),(f)	TSFR3M + 2.462%	6.7430	07/25/30	2,888,850
3,000,000	Sound Point CLO XXI Ltd. Series 2018-3A B(c),(f)	TSFR3M + 2.462%	6.7440	10/26/31	3,012,165
20,000,000	Sound Point CLO XXII LTD Series 2019-1A CRR(c),(f)	TSFR3M + 2.050%	6.3190	01/20/32	19,951,139
8,440,000	Sound Point CLO IV-R LTD Series 2013-3RA C(c),(f)	TSFR3M + 2.512%	6.7810	04/18/31	8,434,708
1,425,000	Steele Creek CLO Ltd. Series 2017-1A C(c),(f)	TSFR3M + 2.162%	6.4180	10/15/30	1,424,667
1,480,000	Steele Creek CLO Ltd. Series 2014-1RA C(c),(f)	TSFR3M + 2.212%	6.4810	04/21/31	1,479,478
250,000	Steele Creek CLO Ltd. Series 2016-1A CR(c),(f)	TSFR3M + 2.162%	6.4610	06/15/31	249,281
1,250,000	Symphony CLO XIX Ltd. Series 2018-19A D(c),(f)	TSFR3M + 2.812%	7.0720	04/16/31	1,243,499
480,000	Symphony CLO XV Ltd. Series 2014-15A CR3(c),(f)	TSFR3M + 2.612%	6.8910	01/17/32	479,679
3,505,000	Symphony CLO XVI Ltd. Series 2015-16A C1RR(c),(f)	TSFR3M + 2.200%	6.4560	10/15/31	3,499,567
2,662,000	TCI-Symphony CLO Ltd. Series 2017-1A CR(c),(f)	TSFR3M + 2.062%	6.3180	07/15/30	2,655,270
10,800,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA C(c),(f)	TSFR3M + 2.562%	6.8180	10/15/30	10,827,832
750,000	THL Credit Wind River CLO Ltd. Series 2015-1A C1(c),(f)	TSFR3M + 2.412%	6.6810	10/20/30	749,582
6,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(c),(f)	TSFR3M + 3.262%	7.5310	10/20/30	6,012,716
785,000	THL Credit Wind River CLO Ltd. Series 2019-3A CR2(c),(f)	TSFR3M + 2.000%	6.2560	04/15/31	777,724
1,895,000	TIAA CLO IV Ltd. Series 2018-1A BR(c),(f)	TSFR3M + 2.150%	6.4190	01/20/32	1,889,222
3,000,000	VENTURE XIII CLO Ltd. Series 2013-13A CR(c),(f)	TSFR3M + 2.562%	6.8560	09/10/29	2,998,605
4,000,000	VENTURE XIII CLO Ltd. Series 2013-13A DR(c),(f)	TSFR3M + 3.562%	7.8560	09/10/29	3,999,724
3,500,000	Venture XXVIII CLO Ltd. Series 2017-28A C2R(c),(f)	TSFR3M + 2.462%	6.7310	07/20/30	3,512,101
1,500,000	Venture XXX CLO Ltd. Series 2017-30A C(c),(f)	TSFR3M + 2.212%	6.4680	01/15/31	1,497,708
2,377,092	Voya CLO Ltd. Series 2015-1A CR(c),(f)	TSFR3M + 2.612%	6.8810	01/18/29	2,373,969
3,355,000	Voya CLO Ltd. Series 2014-2A BRR(c),(f)	TSFR3M + 2.362%	6.6410	04/17/30	3,352,108
2,500,000	Voya CLO Ltd. Series 2013-1A BR(c),(f)	TSFR3M + 2.162%	6.4180	10/15/30	2,497,955
4,700,000	Voya CLO Ltd. Series 2014-4A BR2(c),(f)	TSFR3M + 2.352%	6.5930	07/14/31	4,695,958
950,000	Voya CLO Ltd. Series 2018-3A CR2(c),(f)	TSFR3M + 2.350%	6.6060	10/15/31	948,438
250,000	Voya CLO Ltd. Series 2016-3A BR2(c),(f)	TSFR3M + 2.250%	6.5190	10/18/31	249,593
7,000,000	Z Capital Credit Partners CLO Ltd. Series 2018-1A B(c),(f)	US0003M + 2.450%	6.9720	01/16/31	7,017,430
8,825,000	Zais CLO 11 Ltd. Series 2018-11A CR(c),(f)	TSFR3M + 2.450%	6.7190	01/20/32	8,849,514
5,000,000	Zais CLO 14 Ltd. Series 2020-14A DR2(c),(f)	TSFR3M + 3.300%	7.5560	04/15/32	4,989,175
2,075,000	Zais CLO 3 Ltd. Series 2015-3A BR(c),(f)	TSFR3M + 2.912%	7.1680	07/15/31	2,083,042
12,400,000	Zais CLO 7 Ltd. Series 2017-2A C(c),(f)	TSFR3M + 2.712%	6.9680	04/15/30	12,421,725
					509,786,276

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
14,352,606	Finance of America Structured Securities Trust Series 2022-S3 A1(c),(e)		2.0000	06/25/52	$14,261,462
2,114,918	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(c),(g)		7.3690	11/25/67	2,127,585
339,056	Verus Securitization Trust Series 2023-1 A1(c),(g)		5.8500	12/25/67	338,816
155,878	Verus Securitization Trust Series 2023-3 A2(c),(g)		6.4380	03/25/68	156,420
446,741	Verus Securitization Trust Series 2023-5 A1(c),(g)		6.4760	06/25/68	449,964
					17,334,247
	NON AGENCY CMBS — 3.4%
2,268,469	BB-UBS Trust Series 2012-TFT(c)		2.8900	06/05/30	2,187,660
5,485,013	BPR Trust Series 2021-WILL A(c),(f)	TSFR1M + 1.864%	6.1860	06/15/38	5,434,312
9,500,000	BX Commercial Mortgage Trust Series 2019-IMC E(c),(f)	TSFR1M + 2.196%	6.5180	04/15/34	9,284,792
7,000,000	COMM Mortgage Trust Series 2016-COR1 B		3.8970	10/10/49	6,475,221
5,520,000	Hudsons Bay Simon JV Trust Series 2015-HB10 B10(c)		4.9060	08/05/34	5,440,240
3,224,075	J.P. Morgan Chase Commercial Mortgage Securities Series 2019-MFP D(c),(f)	TSFR1M + 1.707%	6.0290	07/15/36	3,187,275
12,351,120	Morgan Stanley Capital I, Inc. Series 2024-BPR2 A(c)		7.2910	05/05/29	12,958,642
17,620,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(c)		8.5420	05/05/29	18,553,833
1,600,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(c),(e)		9.0440	05/05/29	1,649,801
1,328,038	XCAL MORTGAGE TRUST Series 2019-1 A(c),(f)	TSFR1M + 3.864%	0.0000	12/31/25	458,844
1,873,572	XCALI Mortgage Trust Series 2020-5 A(c),(f)	TSFR1M + 3.370%	7.6940	12/31/25	1,870,295
2,868,852	X-Caliber Funding, LLC Series 2023-MF9 A(c),(f)	TSFR1M + 3.250%	7.5800	06/30/25	2,865,713
4,000,000	X-Caliber Funding, LLC Series 2024-MSD A(c),(f)	TSFR1M + 4.250%	8.5740	01/01/27	4,006,484
					74,373,112
	OTHER ABS — 1.6%
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(c)		6.1900	04/25/27	2,014,856
2,175,080	HRR Funding, LLC Series 2021-1(b),(c)		9.0000	12/20/36	1,261,546
1,299,421	New Residential Mortgage, LLC Series 2020-FNT1 A(c)		5.4370	06/25/25	1,297,170
649,995	New Residential Mortgage, LLC Series 2020-FNT2 A(c)		5.4370	07/25/25	648,512
29,071,501	OWS Cre Funding I, LLC Series 2021-MARG A(c),(f)	US0001M + 4.900%	9.8600	09/15/25	28,983,992
369,108	Pagaya AI Debt Trust Series 2024-2 A(c)		6.3190	08/15/31	372,605
403,151	Pagaya AI Debt Trust Series 2024-3 A(c)		6.2580	10/15/31	406,748
					34,985,429
	TOTAL ASSET BACKED SECURITIES (Cost $644,134,515)				640,532,946

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.4%
	ASSET MANAGEMENT — 0.4%
10,000,000	Capital Southwest Corporation	5.1250	11/15/29	$9,363,572

	TOTAL CONVERTIBLE BONDS (Cost $9,150,989)			9,363,572

	CORPORATE BONDS — 49.2%
	ASSET MANAGEMENT — 24.8%
69,029	B Riley Financial, Inc.	5.5000	03/31/26	962,955
3,000,000	Blue Owl Technology Finance Corporation(c)	3.7500	06/17/26	2,926,914
5,000,000	Blue Owl Technology Finance Corporation(c)	6.1000	03/15/28	4,962,424
6,110,000	Capital Southwest Corporation	3.3750	10/01/26	5,917,046
797,794	Crescent Capital BDC, Inc.	5.0000	05/25/26	19,817,203
29,075,000	Fidus Investment Corporation	4.7500	01/31/26	28,757,008
9,090,000	Fidus Investment Corporation	3.5000	11/15/26	8,691,987
10,000,000	Fidus Investment Corporation	6.7500	03/19/30	9,868,961
3,000,000	FS KKR Capital Corporation	3.1250	10/12/28	2,706,799
34,384,000	Gladstone Capital Corporation	5.1250	01/31/26	34,373,341
667,424	Great Elm Capital Corporation	5.8750	06/30/26	16,812,411
504,151	Horizon Technology Finance Corporation	4.8750	03/30/26	12,502,945
20,190,000	Investcorp Credit Management BDC, Inc.	4.8750	04/01/26	19,658,552
10,000,000	Logan Ridge Finance Corporation	6.0000	10/30/26	10,054,000
14,413,000	Main Street Capital Corporation	6.5000	06/04/27	14,649,045
10,000,000	Main Street Capital Corporation	6.9500	03/01/29	10,243,089
2,000,000	Medallion Financial Corporation(c)	7.5000	12/30/27	1,933,751
1,935,000	MidCap Financial Investment Corporation	4.5000	07/16/26	1,898,719
31,543,000	Monroe Capital Corporation	4.7500	02/15/26	31,115,507
15,000,000	New Mountain Finance Corporation	6.2000	10/15/27	14,989,500
20,270,000	OFS Capital Corporation	4.7500	02/10/26	19,779,453
38,965,000	PennantPark Floating Rate Capital Ltd.	4.2500	04/01/26	37,869,221
31,064,000	PennantPark Investment Corporation	4.5000	05/01/26	30,240,514
32,813,000	PennantPark Investment Corporation	4.0000	11/01/26	31,473,826
38,500,000	Portman Ridge Finance Corporation	4.8750	04/30/26	37,528,622
38,719,000	Saratoga Investment Corporation	4.3750	02/28/26	37,886,341

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.2% (Continued)
	ASSET MANAGEMENT — 24.8% (Continued)
12,512,000	Saratoga Investment Corporation		4.3500	02/28/27	$11,765,820
971,809	Saratoga Investment Corporation		6.0000	04/30/27	23,974,528
10,000,000	Stellus Capital Investment Corporation		7.2500	04/01/30	9,981,173
26,423,000	Trinity Capital, Inc.		4.3750	08/24/26	25,795,001
19,837,000	Trinity Capital, Inc.		4.2500	12/15/26	18,797,709
4,000,000	WhiteHorse Finance, Inc.		4.0000	12/15/26	3,853,110
					541,787,475
	BANKING — 2.8%
2,000,000	First Maryland Capital I(f)	TSFR3M + 1.262%	5.5180	01/15/27	1,965,726
18,114,000	First Maryland Capital II(f)	TSFR3M + 1.112%	5.4020	02/01/27	17,639,335
5,000,000	NewtekOne, Inc.(c)		8.3750	04/01/30	4,998,178
36,000	NexBank Capital, Inc.(c),(f)	TSFR3M + 5.200%	9.4980	07/01/72	35,820,000
					60,423,239
	COMMERCIAL SUPPORT SERVICES — 2.1%
2,168,902	Charah Solutions, Inc.(d)		8.5000	08/31/26	45,460,186

	ELECTRICAL EQUIPMENT — 3.3%
2,483,435	Babcock & Wilcox Enterprises, Inc.		8.1250	02/28/26	46,738,248
1,622,903	Babcock & Wilcox Enterprises, Inc.		6.5000	12/31/26	25,658,096
					72,396,344
	INSTITUTIONAL FINANCIAL SERVICES — 4.2%
208,443	Arlington Asset Investment Corporation(d)		6.0000	08/01/26	5,023,476
87,753,000	B Riley Financial, Inc.(c),(d)		8.0000	01/01/28	85,997,940
					91,021,416
	INSURANCE — 2.4%
43,241,000	Kuvare US Holdings, Inc.(c),(f)	H15T5Y + 6.541%	7.0000	02/17/51	43,225,459
10,800,000	United Insurance Holdings Corporation		6.2500	12/15/27	10,206,000
					53,431,459
	MACHINERY — 0.0%(h)
2,500,000	Briggs & Stratton Corporation(i)		6.8750	12/15/20	9,375

	OIL & GAS PRODUCERS — 0.6%
15,430,000	W&T Offshore, Inc.(c)		10.7500	02/01/29	12,181,241

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.2% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.6%
14,900,000	Shelf Drilling North Sea Holdings Ltd.		9.8750	11/22/28	$13,931,500

	PUBLISHING & BROADCASTING — 0.1%
2,500,000	Cumulus Media New Holdings, Inc.(c)		6.7500	07/01/26	1,950,000

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
210,500	HC Government Realty Trust, Inc.(c)		7.0000	08/14/27	3,946,875

	SPECIALTY FINANCE — 8.1%
12,456,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	12,219,293
237,555	Atlanticus Holdings Corporation		9.2500	01/31/29	5,981,635
1,500,000	Broadmark Realty Capital, Inc.(c)		5.0000	11/15/26	1,414,337
1,000,000	Dakota Financial, LLC(c)		5.0000	09/30/26	962,402
25,000,000	Eagle Point Defensive Income Trust(f)	TSFR3M + 3.800%	8.0800	04/30/28	24,998,400
25,000,000	Eagle Point Enhanced Income Trust(f)	TSFR3M + 4.500%	8.8230	11/15/29	24,546,546
5,000,000	Equify Financial, LLC(c)		9.5000	04/30/30	5,000,000
2,000,000	First Help Financial, LLC(c)		6.0000	11/15/26	1,929,011
4,000,000	InvestCo, LLC / Preston Ventures, LLC / LS(c)		5.1250	08/13/26	3,857,000
3,250,000	Medallion Financial Corporation B(c)		7.2500	02/26/26	3,198,956
5,000,000	MMP Capital, LLC(c)		9.5000	10/18/29	4,975,000
4,000,000	National Funding, Inc.(c)		5.7500	08/31/26	3,821,213
15,000,000	Nexpoint Real Estate Finance, Inc.(c)		5.7500	05/01/26	14,576,043
4,989,266	PDOF MSN Issuer, LLC(c),(f)	SOFRRATE + 4.500%	8.8600	03/01/26	4,882,926
50,238,000	ReadyCap Holdings, LLC(c)		9.3750	03/01/28	50,073,310
2,000,000	Regent Capital Corporation(c)		6.0000	12/28/26	1,925,820
303,563	Sachem Capital Corporation		6.0000	12/30/26	6,456,785
3,000,000	X-Caliber Funding, LLC(c)		5.0000	10/01/25	2,965,922
2,000,000	X-Caliber Funding, LLC(c)		5.0000	03/01/26	1,994,089
					175,778,688
	TOTAL CORPORATE BONDS (Cost $1,079,937,671)				1,072,317,798

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 1.1%
	SOFTWARE — 1.1%
25,000,000	Synchronoss Technologies, Inc.(d),(f)	TSFR1M + 7.000%	11.2800	04/24/29	$24,500,000

	TOTAL TERM LOANS (Cost $24,501,030)				24,500,000

	U.S. GOVERNMENT & AGENCIES — 8.9%
	U.S. TREASURY INFLATION PROTECTED — 8.9%
52,016,300	United States Treasury Inflation Indexed Bonds		2.5000	01/15/29	54,421,342
48,524,250	United States Treasury Inflation Indexed Bonds		3.8750	04/15/29	53,377,322
62,371,000	United States Treasury Inflation Indexed Bonds		0.2500	07/15/29	59,942,043
25,351,750	United States Treasury Inflation Indexed Bonds		1.6250	10/15/29	25,741,618
					193,482,325
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $189,477,178)				193,482,325

Shares		Expiration Date
	WARRANT — 0.0%(h)
	ASSET MANAGEMENT - 0.0% (h)
351,012	B Riley Financial Inc. Com Warrants(d)	03/31/2032			110,393

	TOTAL WARRANT (Cost $111,622)				110,393

	SHORT-TERM INVESTMENTS — 6.6%
	MONEY MARKET FUNDS - 6.6%
143,919,243	First American Government Obligations Fund, Class X, 4.24% (Cost $143,919,243)(j)				143,919,243

	TOTAL INVESTMENTS - 100.4% (Cost $2,193,717,919)				$2,191,324,005
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%				(8,539,342)
	NET ASSETS - 100.0%				$2,182,784,663

LLC	- Limited Liability Company

LTD	- Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate 1 Month

TSFR3M	Term Secured Overnight Financing Rate 3 Month

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $957,978,136 or 43.9% of net assets.

(d)	The security is illiquid; total illiquid securities represent 8.0% of net assets.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	Variable rate security; the rate shown represents the rate on April 30, 2025.

(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2025.

(h)	Percentage rounds to less than 0.1%.

(i)	Represents issuer in default on interest payments; non-income producing security.

(j)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.4%
	AGENCY CMBS — 1.8%
2,000,000	FREMF Mortgage Trust Series 2018-K733 C(a),(b)		4.2250	09/25/25	$1,982,595
450,000	FREMF Mortgage Trust Series 2016-K53 B(a),(b)		4.1750	03/25/49	445,838
2,000,000	FREMF Mortgage Trust Series 2017-K68 B(a),(b)		3.8410	10/25/49	1,965,360
1,000,000	FREMF Mortgage Trust Series 2017-K71 C(a),(b)		3.7520	11/25/50	975,052
500,000	FREMF Mortgage Trust Series 2018-K733 B(a),(b)		3.9810	02/25/51	490,441
1,235,000	FREMF Mortgage Trust Series 2018-K75 B(a),(b)		3.9760	04/25/51	1,214,103
2,000,000	FREMF Mortgage Trust Series 2018-K78 B(a),(b)		4.2670	06/25/51	1,966,146
					9,039,535
	AUTO LOAN — 0.1%
538,000	Luxury Lease Partners Auto Lease Trust Series 2024-4 B(a)		10.4910	07/15/30	541,714

	CLO — 56.9%
495,000	1828 CLO Ltd. Series 2016-1A CR(a),(c)	TSFR3M + 3.612%	7.8680	10/15/31	494,000
1,500,000	Allegro CLO VII Ltd. Series 2018-1A D(a),(c)	TSFR3M + 3.112%	7.3680	06/13/31	1,496,301
750,000	Atlas Senior Loan Fund Ltd. Series 2017-8A C(a),(c)	TSFR3M + 2.812%	7.0720	01/16/30	751,211
5,900,000	Atlas Senior Loan Fund X Ltd. Series 2018-10A D(a),(c)	TSFR3M + 3.012%	7.2680	01/15/31	5,898,319
17,400,000	Battalion CLO IX Ltd. Series 2015-9A DR(a),(c)	TSFR3M + 3.512%	7.7680	07/15/31	17,352,793
416,000	Betony CLO 2 Ltd. Series 2018-1A C(a),(c)	TSFR3M + 3.162%	7.4410	04/30/31	415,512
3,919,000	Black Diamond Clo Ltd. Series 2017-1A C(a),(c)	TSFR3M + 4.212%	8.4870	04/24/29	3,912,922
1,100,000	BlueMountain CLO Ltd. Series 2018-2A D(a),(c)	TSFR3M + 3.412%	7.7350	08/15/31	1,096,922
5,055,000	Canyon Capital CLO Ltd. Series 2021-1RA D(a),(c)	TSFR3M + 3.262%	7.5180	07/15/30	5,042,979
2,000,000	Canyon Capital CLO Ltd. Series 2014-1A CR(a),(c)	TSFR3M + 3.012%	7.2910	01/30/31	1,997,198
11,995,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-1A DR3(a),(c)	TSFR3M + 3.212%	7.4810	07/20/31	11,946,227
6,404,998	Catamaran CLO Ltd. Series 2014-1A CR(a),(c)	TSFR3M + 3.692%	7.9640	04/22/30	6,394,122
500,000	Catamaran CLO Ltd. Series 2018-1A D(a),(c)	TSFR3M + 3.912%	8.1930	10/25/31	502,681
1,500,000	Cedar Funding V CLO Ltd. Series 2016-5A DR(a),(c)	TSFR3M + 3.262%	7.5410	07/17/31	1,494,141
7,250,000	Cedar Funding VII Clo Ltd. Series 2018-7A E(a),(c)	TSFR3M + 4.812%	9.0810	01/20/31	6,996,961
625,000	CIFC Funding Ltd. Series 2013-2A B1LR(a),(c)	TSFR3M + 3.312%	7.5810	10/18/30	624,628
9,000,000	CIFC Funding Ltd. Series 2017-4A CR(a),(c)	TSFR3M + 3.412%	7.6870	10/24/30	8,977,599
1,250,000	Dryden 49 Senior Loan Fund Series 2017-49A DR(a),(c)	TSFR3M + 3.662%	7.9310	07/18/30	1,247,610
500,000	Eaton Vance CLO Ltd. Series 2014-1RA D(a),(c)	TSFR3M + 3.312%	7.5680	07/15/30	497,864
4,260,000	Elevation CLO Ltd. Series 2017-8A D(a),(c)	TSFR3M + 3.132%	7.4130	10/25/30	4,244,753
2,315,872	Ellington Clo I Ltd. Series 2017-1A DR(a),(c)	TSFR3M + 3.612%	7.8680	10/15/29	2,315,870
546,372	Ellington CLO IV Ltd. Series 2019-4A D1(a),(c)	TSFR3M + 5.762%	10.0180	04/15/29	548,867

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.4% (Continued)
	CLO — 56.9% (Continued)
17,900,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A C(a),(c)	TSFR3M + 3.662%	7.9340	01/22/31	$17,900,124
7,500,000	Highbridge Loan Management Ltd. Series 2013-2A CR(a),(c)	TSFR3M + 3.162%	7.4310	10/20/29	7,472,280
1,775,000	KKR CLO Ltd. Series 10 DR(a),(c)	TSFR3M + 3.612%	7.9110	09/15/29	1,773,710
2,500,000	KKR Static CLO I LTD Series 2022-1A ER2(a),(c)	TSFR3M + 5.750%	10.0190	07/20/31	2,492,925
4,605,000	LCM XXII Ltd. Series 22A CR(a),(c)	TSFR3M + 3.062%	7.3310	10/20/28	4,603,632
7,611,000	LCM XXIII Ltd. Series 23A CR(a),(c)	TSFR3M + 3.562%	7.8310	10/20/29	7,604,295
3,000,000	Marble Point CLO XV Ltd. Series 2019-1A E(a),(c)	TSFR3M + 7.092%	11.3710	07/23/32	2,950,257
1,725,000	Mountain View CLO, LLC Series 2017-2A D(a),(c)	TSFR3M + 3.362%	7.6220	01/16/31	1,724,548
1,000,000	Newark BSL CLO 2 Ltd. Series 2017-1A CR(a),(c)	TSFR3M + 3.412%	7.6930	07/25/30	998,753
10,350,000	Northwoods Capital XII-B Ltd. Series 2018-12BA D(a),(c)	TSFR3M + 3.412%	7.7110	06/15/31	10,309,800
12,500,000	Northwoods Capital XIV-B Ltd. Series 2018-14BA D(a),(c)	TSFR3M + 3.662%	7.9770	11/13/31	12,487,887
5,000,000	Ocean Trails CLO V Series 2014-5A DRR(a),(c)	TSFR3M + 3.712%	7.9530	10/13/31	4,986,170
1,000,000	Octagon Investment Partners 27 Ltd. Series 2016-1A DR(a),(c)	TSFR3M + 3.212%	7.4680	07/15/30	998,775
1,000,000	Octagon Investment Partners 37 Ltd Series 2018-2A(a),(c)	TSFR3M + 3.112%	7.3930	07/25/30	995,807
5,000,000	Octagon Investment Partners XIV Ltd. Series 2012-1A CRR(a),(c)	TSFR3M + 4.162%	8.4180	07/15/29	5,010,565
1,840,000	OZLM XVII Ltd. Series 2017-17A C(a),(c)	TSFR3M + 3.722%	7.9910	07/20/30	1,836,050
5,750,000	OZLM XX Ltd. Series 2018-20A C(a),(c)	TSFR3M + 3.212%	7.4810	04/20/31	5,725,304
1,500,000	OZLM XXI Ltd. Series 2017-21A C(a),(c)	TSFR3M + 2.932%	7.2010	01/20/31	1,494,033
250,000	Palmer Square Loan Funding Ltd. Series 2021-4A C(a),(c)	TSFR3M + 2.862%	7.1180	10/15/29	249,308
2,250,000	Palmer Square Loan Funding Ltd. Series 2021-4A D(a),(c)	TSFR3M + 5.262%	9.5180	10/15/29	2,252,642
1,250,000	Palmer Square Loan Funding Ltd. Series 2022-1A E(a),(c)	TSFR3M + 7.200%	11.4560	04/15/30	1,255,861
1,000,000	Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A C(a),(c)	TSFR3M + 3.592%	7.8610	10/20/31	999,725
3,750,000	PPM CLO Ltd. Series 2018-1A D(a),(c)	TSFR3M + 3.512%	7.7680	07/15/31	3,741,101
4,000,000	Shackleton Clo Ltd. Series 2017-11A D(a),(c)	TSFR3M + 3.912%	8.2350	08/15/30	4,006,112
2,900,000	Shackleton CLO Ltd. Series 2013-3A DR(a),(c)	TSFR3M + 3.282%	7.5380	07/15/30	2,894,806
2,702,000	SOUND POINT CLO VIII-R LTD Series 2015-1RA D1(a),(c)	TSFR3M + 4.012%	8.2680	04/15/30	2,697,509
22,500,000	Sound Point Clo XVI Ltd. Series 2017-2A D(a),(c)	TSFR3M + 3.862%	8.1430	07/25/30	22,542,367
2,000,000	Steele Creek Clo Ltd. Series 2017-1A D(a),(c)	TSFR3M + 3.162%	7.4180	10/15/30	1,994,822
250,000	TCI-Flatiron CLO Ltd. Series 2017-1(a),(c)	TSFR3M + 3.012%	7.3350	11/17/30	249,080
8,250,000	THL Credit Wind River CLO Ltd Series 2014-1(a),(c)	TSFR3M + 3.262%	7.5310	07/18/31	8,245,240
700,000	THL Credit Wind River CLO Ltd. Series 2018-1A D(a),(c)	TSFR3M + 3.162%	7.4180	07/15/30	698,774
10,000,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA D(a),(c)	TSFR3M + 3.612%	7.8680	10/15/30	9,990,470
1,000,000	THL Credit Wind River CLO Ltd. Series 2013-2A DR(a),(c)	TSFR3M + 3.212%	7.4810	10/18/30	994,687
16,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(a),(c)	TSFR3M + 3.262%	7.5310	10/20/30	16,033,908

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.4% (Continued)
	CLO — 56.9% (Continued)
4,500,000	Venture XVIII CLO Ltd. Series 2014-18A DR(a),(c)	TSFR3M + 3.362%	7.6180	10/15/29	$4,491,941
4,400,000	Venture XXVI CLO Ltd. Series 2017-26A D(a),(c)	TSFR3M + 4.512%	8.7810	01/20/29	4,391,675
5,109,895	Voya CLO Ltd. Series 2017-1A C(a),(c)	TSFR3M + 3.592%	7.8710	04/17/30	5,098,198
1,000,000	Voya CLO Ltd. Series 2014-1A(a),(c)	TSFR3M + 3.062%	7.3310	04/18/31	999,450
1,000,000	Voya CLO Ltd. Series 2015-3A CR(a),(c)	TSFR3M + 3.412%	7.6810	10/20/31	996,047
4,750,000	Wind River CLO Ltd. Series 2014-3A DR2(a),(c)	TSFR3M + 3.662%	7.9340	10/22/31	4,745,706
334,546	Zais CLO 5 Ltd. Series 2016-2A C(a),(c)	TSFR3M + 4.762%	9.0180	10/15/28	335,183
5,595,000	Zais Clo 6 Ltd. Series 2017-1A D(a),(c)	TSFR3M + 4.142%	8.3980	07/15/29	5,589,467
7,000,000	Zais Clo 7 Ltd. Series 2017-2A D(a),(c)	TSFR3M + 4.012%	8.2680	04/15/30	7,015,092
					288,123,566
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.4%
1,850,862	A&D Mortgage Trust Series 2023-NQM2 A1(a),(d)		6.1320	05/25/68	1,859,706
2,633,665	A&D Mortgage Trust Series 2024-NQM3 A1(a),(d)		6.4510	07/25/69	2,665,605
533,748	BRAVO Residential Funding Trust Series 2024-NQM2 A1(a),(d)		6.2850	02/25/64	538,220
790,352	BRAVO Residential Funding Trust Series 2024-NQM3 A1(a),(d)		6.1910	03/25/64	796,728
237,265	BRAVO Residential Funding Trust Series 2024-NQM5 A1(a),(d)		5.8030	06/25/64	238,339
2,947,909	BRAVO Residential Funding Trust Series 2025-NQM2 A1(a),(d)		5.6780	11/25/64	2,961,384
500,000	Cascade Funding Mortgage Trust Series 2025-HB16 M3(a),(b)		3.0000	03/25/35	460,242
1,000,000	CFMT, LLC Series 2024-HB15 M3(a),(b)		4.0000	08/25/34	937,413
2,000,000	CIM Trust Series 2023-R3 A1B(a),(b)		4.5000	01/25/63	1,537,583
1,500,000	Dominion Mortgage Trust Series 2025-RTL1 M(a),(d)		10.1860	03/25/30	1,503,753
70,606	EFMT Series 2023-1 A2(a),(d)		6.2400	02/25/68	70,669
904,694	JP Morgan Mortgage Trust Series 2023-10 A6(a),(b)		6.0000	05/25/54	907,084
1,268,522	JP Morgan Mortgage Trust Series 2024-11 A6(a),(b)		6.0000	04/25/55	1,278,039
1,836,870	JP Morgan Mortgage Trust Series 2024-12 A4(a),(b)		6.0000	06/25/55	1,858,592
1,044,446	MFA Trust Series 2024-NQM2 A1(a),(d)		5.2720	08/25/69	1,043,428
4,655,250	MFRA Trust Series 2024-NQM3 A1(a),(d)		5.7220	12/25/69	4,694,274
356,051	Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 A1(a),(b)		5.0440	07/25/69	354,098
2,045,161	OBX Trust Series 2024-NQM4 A1(a),(d)		6.0670	01/25/64	2,058,336
6,109,746	OBX Trust Series 2024-NQM12 A1(a),(d)		5.4750	07/25/64	6,113,208
1,000,000	Onity Loan Investment Trust Series 2024-HB2 M3(a)		5.0000	08/25/37	942,713
1,250,000	Onity Loan Investment Trust Series 2024-HB2 M4(a)		5.0000	08/25/37	1,126,819
1,403,335	PRKCM Trust Series 2023-AFC3 A1(a)		6.5840	09/25/58	1,418,881

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.4% (Continued)
753,656	Sequoia Mortgage Trust Series 2024-3 A4(a),(b)		6.0000	04/25/54	$760,315
7,480,572	Verus Securitization Trust Series 2023-3 A1(a),(d)		5.9300	03/25/68	7,490,752
285,477	Verus Securitization Trust Series 2023-4 A1(a),(d)		5.8110	05/25/68	285,804
2,890,270	Verus Securitization Trust Series 2024-9 A1(a),(b)		5.4380	11/25/69	2,892,000
1,000,000	Verus Securitization Trust Series 2025-3 A1(a),(d)		5.6230	05/25/70	1,003,246
					47,797,231
	NON AGENCY CMBS — 23.3%
12,961,718	BANK Series 2017-BNK9 XA(b),(e)		0.7530	11/15/54	217,101
13,500,000	BHMS Series 2018-MZB MZB(a),(c)	TSFR1M + 6.934%	11.2550	07/15/25	13,315,596
5,000,000	BX Commercial Mortgage Trust Series 2019-IMC F(a),(c)	TSFR1M + 2.946%	7.2680	04/15/34	4,857,096
196,000	BX Commercial Mortgage Trust Series 2019-IMC G(a),(c)	TSFR1M + 3.646%	7.9680	04/15/34	188,347
22,000,000	BXHPP Trust Series 2021-FILM A(a),(c)	TSFR1M + 0.764%	5.0860	08/15/36	21,064,216
2,520,000	Capital Funding Mortgage Trust Series 2025-P05 B(a),(c)	TSFR1M + 10.500%	14.8240	08/04/25	2,525,593
4,000,000	Capital Funding Mortgage Trust Series 2024-29 B(a),(c)	TSFR1M + 9.500%	13.8370	11/01/26	4,005,763
4,250,000	Capital Funding Mortgage Trust Series 2024-28 B(a),(c)	TSFR1M + 11.000%	15.2980	11/01/26	4,283,254
13,000,000	Capital Funding Mortgage Trust Series 2025-31 B(a),(c)	TSFR1M + 11.000%	15.3240	02/10/28	13,074,598
5,380,113	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(c)	TSFR1M + 9.500%	13.8240	12/31/25	5,375,873
8,115,329	Citigroup Commercial Mortgage Trust Series 2018-B2 XA(b),(e)		0.6850	03/10/51	133,169
4,148,585	CSMC Trust Series 2016-NXSR XA(b),(e)		0.6700	12/15/49	25,067
1,747,350	FREMF Mortgage Trust Series 2020-KF76 B(a),(c)	SOFR30A + 2.864%	7.1980	01/25/30	1,708,113
2,770,000	GSMS Trust Series 2024-FAIR D(a),(b)		8.2140	07/15/29	2,841,663
1,070,000	Hudsons Bay Simon JV Trust Series 2015-HB10 C10(a),(b)		5.6290	08/05/34	1,043,978
19,539,000	J.P. Morgan Chase Commercial Mortgage Securities Series 2019-ICON XB(a),(b),(e)		0.6200	01/05/34	92,709
25,514,473	J.P. M organ Chase Commercial Mortgage Securities Series 2019-ICON XA(a),(b),(e)		1.3380	01/05/34	240,331
880,000	JP Morgan Chase Commercial Mortgage Securities Series 2020-NNN DFX(a)		3.6200	01/16/37	486,640
6,500,000	Morgan Stanley Capital I Trust Series 2024-BPR2 E(a),(b)		9.0440	05/05/29	6,291,286
6,000,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(a),(b)		9.0440	05/05/29	6,186,752
3,960,743	SMR Mortgage Trust Series 2022-IND F(a),(c)	TSFR1M + 6.000%	10.3220	02/15/39	3,845,671
2,545,129	Wells Fargo Commercial Mortgage Trust Series 2015-LC22 XA(b),(e)		0.7050	09/15/58	992
471,250	XCALI Mortgage Trust Series 2021-10 B1(a),(c)	TSFR1M + 8.120%	12.4440	06/30/25	468,523
374,715	XCALI Mortgage Trust Series 2020-5 B1(a),(c)	TSFR1M + 8.370%	12.6940	12/31/25	372,917
4,600,000	X-Caliber Funding, LLC Series 2023-HOAKS A(a),(c)	TSFR1M + 3.500%	7.8240	05/15/25	4,586,739
3,335,000	X-Caliber Funding, LLC Series 2023-DMNK B1(a),(c)	TSFR1M + 6.500%	10.8240	05/15/25	3,321,740

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 92.4% (Continued)
	NON AGENCY CMBS — 23.3% (Continued)
240,437	X-Caliber Funding, LLC Series 2023-MF9 B1(a),(c)	TSFR1M + 6.500%	10.8300	12/31/25	$240,100
4,165,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(c)	TSFR1M + 6.114%	10.4380	01/06/26	4,160,893
4,000,000	X-Caliber Funding, LLC Series 2024-OPAL A(a),(c)	TSFR1M + 4.000%	8.3240	02/15/26	4,002,044
2,450,000	X-Caliber Funding, LLC Series 2024-OPAL B1(a),(c)	TSFR1M + 6.000%	10.3240	02/15/26	2,452,525
1,748,750	X-Caliber Funding, LLC Series 2024-MSD B1(a),(c)	TSFR1M + 6.000%	10.3240	01/01/27	1,748,224
5,000,000	X-Caliber Funding, LLC Series 2024-SURF A(a)		12.0000	08/04/27	5,063,585
					118,221,098
	OTHER ABS — 0.1%
262,462	Pagaya AI Debt Trust Series 2024-1 A(a)		6.6600	07/15/31	264,706
232,231	Reach Abs Trust Series 2024-1A A(a)		6.3000	02/18/31	232,980
					497,686
	WHOLE BUSINESS — 0.8%
1,450,829	Harvest SBA Loan Trust Series 2024-1 B(a),(c)	SOFR30A + 3.750%	8.1850	12/25/51	1,457,015
2,344,540	Harvest SBA Loan Trust Series 2024-1 C(a),(c)	SOFR30A + 6.750%	9.6510	12/25/51	2,348,596
					3,805,611
	TOTAL ASSET BACKED SECURITIES (Cost $469,079,867)				468,026,441

	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
	CMBS — 0.8%
2,000,000	FREMF Mortgage Trust Series 2019-K736(a),(b)		3.7620	07/25/26	1,961,388
363,685	FREMF Mortgage Trust Series 2019-KF61 B(a),(c)	SOFR30A + 2.314%	6.6480	04/25/29	353,795
1,598,443	FREMF Mortgage Trust Series 2019-KF69(a),(c)	SOFR30A + 2.414%	6.7480	08/25/29	1,541,932
					3,857,115
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
1,861,424	Fannie Mae REMICS Series 2024-20 CV		5.5000	04/25/35	1,894,528
1,622,837	Fannie Mae REMICS Series 2024-63 HA		5.0000	06/25/52	1,634,151
2,817,374	Fannie Mae REMICS Series 2025-6 DL		2.0000	04/25/53	1,601,286
1,484,055	Freddie Mac REMICS Series 5438 H		5.5000	06/25/50	1,497,506
949,743	Government National Mortgage Association Series 2024-76 KA		6.0000	12/20/49	957,660
					7,585,131
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,369,131)				11,442,246

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	SPECIALTY FINANCE — 0.8%
1,000,000	X-Caliber Funding, LLC(a)	25.0000	09/01/25	$1,000,000
500,000	X-Caliber Funding, LLC(a)	11.0000	10/01/25	497,432
2,654,000	X-Caliber Funding, LLC(a)	11.0000	03/01/26	2,639,684
				4,137,116
	TOTAL CORPORATE BONDS (Cost $4,131,329)			4,137,116

Shares
	SHORT-TERM INVESTMENTS — 5.1%
	MONEY MARKET FUNDS - 5.1%
26,038,277	First American Government Obligations Fund, Class X, 4.24% (Cost $26,038,277)(f)			26,038,277

	TOTAL INVESTMENTS - 100.6% (Cost $510,618,604)			$509,644,080
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%			(2,916,280)
	NET ASSETS - 100.0%			$506,727,800

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate 1 Month

TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $475,644,343 or 93.9% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on April 30, 2025.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2025.

(e)	Interest only securities.

(f)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Holbrook Funds
Statements of Assets and Liabilities
April 30, 2025

	Holbrook Income Fund	Holbrook Structured Income Fund
ASSETS
Total Investments, at cost	$2,193,717,919	$510,618,604
Total Investments, at value	$2,191,324,005	$509,644,080
Dividends and Interest receivable	16,226,489	2,423,907
Receivable for Fund shares sold	4,691,860	1,111,072
Receivable for securities sold	10,300,265	—
Prepaid expenses and other assets	112,461	54,624
TOTAL ASSETS	2,222,655,080	513,233,683

LIABILITIES
Payable for securities purchased	$25,199,538	$4,259,506
Cash Overdraft	5,144,664	—
Payable for Fund shares redeemed	4,568,935	1,109,315
Dividends payable	2,220,468	448,784
Investment advisory fees payable	1,390,658	437,816
Distribution (12b-1) fees payable	101,038	35,222
Payable to related parties	227,794	92,950
Accrued expenses and other liabilities	1,017,322	122,290
TOTAL LIABILITIES	39,870,417	6,505,883
NET ASSETS	$2,182,784,663	$506,727,800

NET ASSETS CONSIST OF:
Paid in capital	$2,253,178,821	$510,087,942
Accumulated losses	(70,394,158)	(3,360,142)
NET ASSETS	$2,182,784,663	$506,727,800

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$1,875,552,545	$413,247,437
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	193,267,522	42,321,351
Net asset value (Net Assets ÷ Shares Outstanding) offering and redemption price per share	$9.70	$9.76

Investor Class Shares:
Net Assets	$193,921,911	$79,065,860
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	19,810,833	8,085,441
Net asset value (Net Assets ÷ Shares Outstanding) offering and redemption price per share	$9.79	$9.78

Class A Shares:
Net Assets	$113,310,207	$14,414,503
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	11,655,514	1,475,901
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.72	$9.77
Maximum offering price per share (net asset value plus maximum sales charge of 1.25% and 2.25%, respectively)	$9.84	$9.99

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Operations
For the Year Ended April 30, 2025

	Holbrook Income Fund	Holbrook Structured Income Fund
INVESTMENT INCOME
Interest	$110,822,586	$38,998,795
Dividends	13,019,445	—
TOTAL INVESTMENT INCOME	123,842,031	38,998,795

EXPENSES
Investment advisory fees	14,127,596	4,397,480
Distribution (12b-1) fees:
Investor Class	864,068	289,844
Class A	182,234	21,642
Administrative services fees	938,352	447,175
Third party administration servicing fees	1,843,863	451,922
Transfer agent fees	732,668	143,432
Registration fees	203,663	118,777
Accounting services fees	206,704	76,038
Legal fees	125,620	26,227
Custodian fees	144,264	47,649
Printing and postage expenses	107,339	23,461
Compliance officer fees	49,030	26,252
Audit fees	49,017	48,820
Trustees fees and expenses	16,640	16,639
Insurance expense	23,226	5,197
Other expenses	79,671	31,673
TOTAL EXPENSES	19,693,955	6,172,228

Plus: Expenses recaptured	—	266,942

NET EXPENSES	19,693,955	6,439,170

NET INVESTMENT INCOME	104,148,076	32,559,625

REALIZED AND UNREALIZED GAIN /(LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(4,746,069)	(1,354,582)
Net realized loss on investments	(4,746,069)	(1,354,582)

Net change in unrealized appreciation/(depreciation) on:
Investments	24,456,779	(1,549,135)
Net change in unrealized appreciation/(depreciation) on investments	24,456,779	(1,549,135)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	19,710,710	(2,903,717)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,858,786	$29,655,908

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Changes in Net Assets

	Holbrook Income Fund		Holbrook Structured Income Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
FROM OPERATIONS
Net investment income	$104,148,076	$93,146,855	$32,559,625	$7,252,636
Net realized loss from investments	(4,746,069)	(17,833,282)	(1,354,582)	(476,994)
Unrealized appreciation/(depreciation) from investments	24,456,779	26,967,449	(1,549,135)	1,421,359
Net increase in net assets resulting from operations	123,858,786	102,281,022	29,655,908	8,197,001

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class I	(107,424,113)	(87,063,501)	(28,380,806)	(6,327,921)
Investor Class	(11,356,710)	(9,339,262)	(4,072,464)	(658,358)
Class A	(5,013,423)	(2,707,400)	(632,162)	(312,059)
Net decrease in net assets resulting from distributions to shareholders	(123,794,246)	(99,110,163)	(33,085,432)	(7,298,338)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	997,193,299	774,086,579	469,010,828	221,321,587
Investor Class	113,192,700	82,185,681	91,697,982	28,624,882
Class A	77,528,043	47,456,335	16,873,138	4,385,662
Net asset value of shares issued in reinvestment of distributions:
Class I	88,606,228	69,102,581	24,277,841	5,849,827
Investor Class	10,988,512	9,184,946	3,895,103	634,677
Class A	4,347,226	2,190,092	543,185	267,921
Payments for shares redeemed:
Class I	(519,605,509)	(466,372,015)	(271,059,583)	(63,794,542)
Investor Class	(82,237,497)	(64,553,529)	(40,812,965)	(4,587,675)
Class A	(22,788,982)	(17,716,419)	(7,890,952)	(245,034)
Net increase in net assets from shares of beneficial interest	667,224,020	435,564,251	286,534,577	192,457,305

TOTAL INCREASE IN NET ASSETS	667,288,560	438,735,110	283,105,053	193,355,968

NET ASSETS
Beginning of Year	1,515,496,103	1,076,760,993	223,622,747	30,266,779
End of Year	$2,182,784,663	$1,515,496,103	$506,727,800	$223,622,747

SHARE ACTIVITY
Class I:
Shares Sold	102,532,020	79,994,255	47,749,128	22,597,478
Shares Reinvested	9,112,861	7,146,497	2,471,640	598,273
Shares Redeemed	(53,518,789)	(48,379,765)	(27,639,682)	(6,523,547)
Net increase in shares of beneficial interest outstanding	58,126,092	38,760,987	22,581,086	16,672,204

Investor Class:
Shares Sold	11,532,269	8,441,852	9,321,179	2,921,041
Shares Reinvested	1,120,738	943,664	396,001	64,667
Shares Redeemed	(8,384,422)	(6,638,705)	(4,150,451)	(467,645)
Net increase in shares of beneficial interest outstanding	4,268,585	2,746,811	5,566,729	2,518,063

Class A:
Shares Sold	7,958,937	4,905,391	1,718,128	448,791
Shares Reinvested	446,344	226,475	55,299	27,402
Shares Redeemed	(2,343,583)	(1,841,394)	(804,441)	(25,016)
Net increase in shares of beneficial interest outstanding	6,061,698	3,290,472	968,986	451,177

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Class I
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	April 30, 2025	April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021
Net asset value, beginning of year	$9.69	$9.65		$10.27		$10.67	$8.91
Activity from investment operations:
Net investment income (1)	0.58	0.68		0.58		0.45	0.51
Net realized and unrealized gain (loss) on investments	0.11	0.08		(0.62)		(0.34)	1.86
Total from investment operations	0.69	0.76		(0.04)		0.11	2.37
Less distributions from:
Net investment income	(0.68)	(0.72)		(0.58)		(0.49)	(0.61)
Net realized gains	—	—		—		(0.01)	—
Return of Capital	—	—		—		(0.01)	—
Total distributions	(0.68)	(0.72)		(0.58)		(0.51)	(0.61)
Net asset value, end of year	$9.70	$9.69		$9.65		$10.27	$10.67
Total return (2)	7.38%	8.17	% (6)	(0.34	)% (6)	0.92%	27.10	% (6)
Net assets, at end of year (000s)	$1,875,553	$1,309,324		$930,463		$606,759	$267,123
Ratio of gross expenses to average net assets (3)	1.05%	1.06	% (4)	1.08	% (4)	1.09%	1.13%
Ratio of net expenses to average net assets	1.05%	1.04	% (4)	1.06	% (4)	1.09%	1.28	% (7)
Ratio of net investment income to average net assets	5.95%	7.03	% (4,5)	5.85	% (4,5)	4.28%	4.98%
Portfolio Turnover Rate	68%	36%		36%		70%	74%

	Investor Class
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	April 30, 2025	April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021
Net asset value, beginning of year	$9.77	$9.70		$10.32		$10.71	$8.92
Activity from investment operations:
Net investment income (1)	0.53	0.64		0.52		0.40	0.46
Net realized and unrealized gain (loss) on investments	0.13	0.07		(0.61)		(0.33)	1.85
Total from investment operations	0.66	0.71		(0.09)		0.07	2.31
Less distributions from:
Net investment income	(0.64)	(0.64)		(0.53)		(0.44)	(0.52)
Net realized gains	—	—		—		(0.01)	—
Return of Capital	—	—		—		(0.01)	—
Total distributions	(0.64)	(0.64)		(0.53)		(0.46)	(0.52)
Net asset value, end of year	$9.79	$9.77		$9.70		$10.32	$10.71
Total return (2)	6.95%	7.50	% (6)	(0.81	)% (6)	0.52%	26.37%
Net assets, at end of year (000s)	$193,922	$151,881		$124,060		$114,783	$68,727
Ratio of gross expenses to average net assets (3)	1.55%	1.56	% (4)	1.58	% (4)	1.59%	1.63%
Ratio of net expenses to average net assets	1.55%	1.54	% (4)	1.56	% (4)	1.59%	1.78	% (7)
Ratio of net investment income to average net assets	5.44%	6.54	% (4,5)	5.24	% (4,5)	3.77%	4.50%
Portfolio Turnover Rate	68%	36%		36%		70%	74%

(1)	The net investment income per share data was determined using the average shares outstanding throughout each year.

(2)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(7)	Inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class A
	Year Ended	Year Ended		Year Ended		Period Ended
	April 30, 2025	April 30, 2024		April 30, 2023		April 30, 2022 (1)
Net asset value, beginning of year/period	$9.71	$9.65		$10.27		$10.68
Activity from investment operations:
Net investment income (2)	0.56	0.66		0.56		0.34
Net realized and unrealized (loss) on investments	0.11	0.08		(0.62)		(0.42)
Total from investment operations	0.67	0.74		(0.06)		(0.08)
Less distributions from:
Net investment income	(0.66)	(0.68)		(0.56)		(0.31)
Net realized gains	—	—		—		(0.01)
Return of capital	—	—		—		(0.01)
Total distributions	(0.66)	(0.68)		(0.56)		(0.33)
Net asset value, end of year/period	$9.72	$9.71		$9.65		$10.27
Total return (3)	7.11%	7.97	% (7)	(0.52	)% (7)	(0.84	)% (5)
Net assets, at end of year/period (000s)	$113,310	$54,291		$22,239		$12,034
Ratio of gross expenses to average net assets (4)	1.31%	1.32	% (8)	1.33	% (8)	1.36	% (6)
Ratio of net expenses to average net assets	1.31%	1.30	% (8)	1.31	% (8)	1.36	% (6)
Ratio of net investment income to average net assets	5.73%	6.85	% (8,9)	5.66	% (8,9)	4.21	% (6)
Portfolio Turnover Rate	68%	36%		36%		70	% (5)

(1)	Class A commenced investment operations on July 23, 2021.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each year/period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Not Annualized.

(6)	Annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Does not include expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Holbrook Structured Income Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I
	Year Ended		Year Ended	Period Ended
	April 30, 2025		April 30, 2024	April 30, 2023
Net asset value, beginning of year/period	$9.82		$9.69	$10.00
Activity from investment operations:
Net investment income (2)	0.73		1.04	0.97
Net realized and unrealized (loss) on investments	(0.03)		0.15	(0.33)
Total from investment operations	0.70		1.19	0.64
Less distributions from:
Net investment income	(0.76)		(1.06)	(0.95)
Total distributions	(0.76)		(1.06)	(0.95)
Net asset value, end of year/period	$9.76		$9.82	$9.69
Total return (3)	7.36%		12.85%	6.69	% (5)
Net assets, at end of year/period (000s)	$413,247		$193,865	$29,721
Ratio of gross expenses to average net assets (4)	1.33%		1.58%	2.36	% (6)
Ratio of net expenses to average net assets	1.39	% (7)	1.50%	1.50	% (6)
Ratio of net investment income to average net assets	7.47	% (7)	10.68%	9.90	% (6)
Portfolio Turnover Rate	80%		15%	8	% (5)

	Investor Class
	Year Ended		Year Ended	Period Ended
	April 30, 2025		April 30, 2024	April 30, 2023
Net asset value, beginning of year/period	$9.84		$9.69	$10.00
Activity from investment operations:
Net investment income (2)	0.68		1.02	0.99
Net realized and unrealized (loss) on investments	(0.03)		0.12	(0.39)
Total from investment operations	0.65		1.14	0.60
Less distributions from:
Net investment income	(0.71)		(0.99)	(0.91)
Total distributions	(0.71)		(0.99)	(0.91)
Net asset value, end of year/period	$9.78		$9.84	$9.69
Total return (3)	6.83%		12.37%	6.22	% (5)
Net assets, at end of year/period (000s)	$79,066		$24,777	$6
Ratio of gross expenses to average net assets (4)	1.83%		1.99%	2.86	% (6)
Ratio of net expenses to average net assets	1.89	% (7)	1.99%	2.00	% (6)
Ratio of net investment income to average net assets	6.89	% (7)	10.42%	10.05	% (6)
Portfolio Turnover Rate	80%		15%	8	% (5)

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

(2)	The net investment income per share data was determined using the average shares outstanding throughout the year/period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Not annualized.

(6)	Annualized.

(7)	Inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Holbrook Structured Income Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class A
	Year Ended		Year Ended	Period Ended
	April 30, 2025		April 30, 2024	April 30, 2023
Net asset value, beginning of year/period	$9.83		$9.68	$10.00
Activity from investment operations:
Net investment income (2)	0.70		1.04	1.03
Net realized and unrealized (loss) on investments	(0.02)		0.13	(0.42)
Total from investment operations	0.68		1.17	0.61
Less distributions from:
Net investment income	(0.74)		(1.02)	(0.93)
Total distributions	(0.74)		(1.02)	(0.93)
Net asset value, end of year/period	$9.77		$9.83	$9.68
Total return (3)	7.10%		12.66%	6.32	% (5)
Net assets, at end of year/period (000s)	$14,415		$4,980	$540
Ratio of gross expenses to average net assets (4)	1.59%		1.86%	2.61	% (6)
Ratio of net expenses to average net assets	1.65	% (7)	1.75%	1.75	% (6)
Ratio of net investment income to average net assets	7.17	% (7)	10.63%	10.56	% (6)
Portfolio Turnover Rate	80%		15%	8	% (5)

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

(2)	The net investment income per share data was determined using the average shares outstanding throughout the year/period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Not annualized.

(6)	Annualized.

(7)	Inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Notes to Financial Statements
April 30, 2025

1.	ORGANIZATION

The Holbrook Income Fund and the Holbrook Structured Income Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Holbrook Income Fund Class I and Investor Class shares commenced investment operations on July 6, 2016, and the Holbrook Income Fund Class A shares commenced investment operations on July 23, 2021. The Holbrook Structured Income Fund Class I, Investor Class and Class A shares commenced investment operations on May 2, 2022. The investment objective of each Fund is as follows:

Fund Name	Investment Objective
Holbrook Income Fund	Current income
Holbrook Structured Income Fund	Current income and the opportunity for capital appreciation to produce a total return

The Funds offer Class I, Investor Class and Class A shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 1.25% and 2.25% for Holbrook Income Fund and Holbrook Structured Income Fund, respectively. All other classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees and have a higher minimum initial investment than the Investor Class and Class A shares. Each share class represents an interest in the same assets of that Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares of each Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sales price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2025

between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for the Funds, for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2025, for the Funds’ assets measured at fair value:

Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$9,659,929	$9,659,929
Preferred Stocks	73,036,199	24,401,600	—	97,437,799
Asset Backed Securities	—	639,271,400	1,261,546	640,532,946
Convertible Bonds	—	9,363,572	—	9,363,572
Corporate Bonds	204,364,990	867,952,808	—	1,072,317,798
Term Loans	—	24,500,000	—	24,500,000
U.S. Government & Agencies	—	193,482,325	—	193,482,325
Warrants	—	110,393	—	110,393
Short-Term Investments	143,919,243	—	—	143,919,243
Total Assets	$421,320,432	$1,759,082,098	$10,921,475	$2,191,324,005

Structured Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	—	468,026,441	—	$468,026,441
Collateralized Mortgage Obligations	—	11,442,246	—	11,442,246
Corporate Bonds	—	4,137,116	—	4,137,116
Short-Term Investments	26,038,277	—	—	26,038,277
Total Assets	$26,038,277	$483,605,803	$—	$509,644,080

*	Refer to the Schedule of Investments for classifications.

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2025

The following is a reconciliation for the Funds for which level 3 inputs were used in determining valuations.

				Change in
	Beginning	Accrued		unrealized					Ending
	balance April	Discount/	Total realized	appreciation/			Net Transfers	Net Transfer (out)	Balance April
Holbrook Income Fund	30, 2024	Premium	gain/(loss)	(depreciation)	Net Purchases	Net Sales	into Level 3	of Level 3	30, 2025
HRR Funding, LLC Series 2021-1	1,740,064	942	—	(479,460)	—	—	—	—	1,261,546
Specialty Transportation Holdings, LLC	6,920,301	—	—	1,805,576	934,052	—	—	—	9,659,929

Quantitative disclosures of unobservable inputs and assumptions used by Holbrook Income Fund are below:

					Impact to valuation
	Fair Value	Valuation Techniques	Unobservable inputs	Input Range	from increase in input
HRR Funding, LLC 2021-1	1,261,546	Broker Quotes	Indicative value	58	Increase
Specialty Transportation Holdings, LLC	9,659,929	Discount Cash Flows	Discount Rate	45%	Increase
	$10,921,475

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken for open tax years 2022-2024 for the Holbrook Income Fund and 2023-2024 for the Holbrook Structured Income Fund or expected to be taken for each Fund’s April 30, 2025 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where each of the Funds makes significant investments; however, each Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations. As of April 30, 2025, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2025

these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose them to various risks, certain of which are discussed below. The Funds’ prospectus and statement of additional information include further information regarding the of risks associated with the Funds’ investments which include, but are not limited to:

Holbrook Income Fund: Baby Bonds Risk, Business Development Company (“BDC”) Risk, Cash Position Risk, Closed-End Fund Risk, Collateralized Loan Obligations Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Financial Services Sector Risk, Fixed Income Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Industry Concentration Risk, Interest Rate Risk, Investment Companies and Exchange-Traded Funds (“ETFs”) Risk, Large Shareholder Transaction Risk, LIBOR Risk, Liquidity Risk, Management Risk, Market Events Risk, Market Risk, Portfolio Turnover Risk, Preferred Stock Risk, Quantitative Investing Risk, Treasury Inflation Protected Securities Risk, Underlying Fund Risk, U.S. Government Securities Risk, Valuation Risk, Volatility Risk, and Yield Curve Risk.

Holbrook Structured Income Fund: Cash Position Risk, Collateralized Loan Obligations Risk, Concentration in Certain Mortgage-Backed Securities Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Extension Risk, Fixed Income Securities Risk, Floating or Variable Rate Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Illiquid Investments Risks, Industry Concentration Risk, Interest Rate Risk, Large Shareholder Transactions Risk, Leveraging Risk, Liquidity Risk, Management Risk, Market Events Risk, Market Risk, Mezzanine Securities Risk, Mortgage-Backed and Asset-Backed Securities Risk, New Fund Risk, Portfolio Turnover Risk, Prepayment Risk, Rating Agencies Risks, Residential Loans and Mortgages Risk, Sector Risk, Structured Products Risk, Treasury Inflation Protected Securities Risk, Unrated Securities Risks, U.S. Government Securities Risk, Valuation Risk, Volatility Risk, and Yield Curve Risk.

Baby Bonds Risk - The primary risk associated with Holbrook Income Fund’s investments in baby bonds is that the issuer or insurer of a baby bond may default on principal and/or interest payments when due on the baby bond. Such a default would have the effect of lessening the income generated by the Fund and/or the value of the baby bonds. Baby bonds are also subject to typical credit ratings risks associated with other fixed-income instruments. Baby bond securities are classified as Corporate Bonds on the Schedule of Investments.

Collateralized Loan Obligations Risk - The Funds are subject to certain risks as a result of its investments in CLOs. The CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Funds will have no control. The Funds may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Funds and the ability of the Funds to execute their investment strategies. CLO debt securities are limited recourse obligations of their issuers. CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. CLO debt is not guaranteed by the issuer or any other party. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the reinvestment period could adversely affect a CLO investment.

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2025

Fixed Income Securities Risk - Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Funds invest in fixed income securities, the value of your investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

Asset-Backed Risk - Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater chance of default during periods of economic downturn than other securities. Any future economic downturn could increase the risk that such assets underlying asset-backed securities purchased by the Funds will also suffer greater levels of default than were historically experienced. Also, asset-backed securities may be less liquid and therefore more difficult to value and liquidate, if necessary. Ultimately, asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Funds’ ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Benchmark Rate Risk - As market participants have had to transition away from the London Inter-bank Offered Rate (“LIBOR”), regulators and industry groups have recommended transitioning to central bank determined Risk Free Rates (“RFRs”). The Secured Overnight Financing Rate (“SOFR”) has been designated the replacement benchmark rate for U.S. Dollar denominated securities the Fund may own. The transition of outstanding LIBOR-based instruments to the SOFR and other alternative reference rates for the U.S. Dollar and for other currencies is ongoing. Markets have developed in response to these new rates and the transition may have a material impact on existing and future issue financial instruments which reference them.

Market Risk - Overall market risk may affect the value of individual instruments in which the Funds invests. The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, trade restrictions (including tariffs), the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events effect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions. When the value of the Funds’ investments go down, your investment in the Funds decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments and could result in decreases to the Funds’ net asset values. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S.

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2025

and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and their investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect the Funds’ performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Preferred Stock Risk - The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred stocks will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects and may be less liquid than common stocks.

Structured Products Risk - The Funds may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on SOFR or an alternative reference rate and are subject to the risks associated with securities tied to a variable interest rate. The Funds may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on a variable reference rate.

4.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Holbrook Income Fund	$2,121,354,403	$1,164,802,593
Holbrook Structured Income Fund	873,239,209	329,004,200

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Funds’ Adviser. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly based on average daily net assets as shown in the table below.

The Adviser has contractually agreed to reduce its fees and/or absorb the Funds’ expenses (The “Waiver Agreement”), until at least September 1, 2025, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation)) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets and is subject to possible recoupment (or recapture) from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment (or recapture)

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2025

can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and within three years of such waiver or reimbursement, the Funds’ Operating Expenses are subsequently less than what is shown in the table below of average daily net assets, the Adviser shall be entitled to recoupment or recapture from the Funds’ for such waived fees or reimbursed expenses provided that such recoupment (or recapture) does not cause the Funds’ expenses to exceed what is shown in the table below of average daily net assets. If Fund Operating Expenses attributable to Class I, Investor Class and Class A shares subsequently exceed what is shown in the table below per annum of the average daily net assets, the recoupment (or recapture) shall be suspended. During the year ended April 30, 2025, the Adviser waived the expenses in the table below.

						Managament
						Fee Waived/
	Investment	Expenses Limitation				Expenses Reimbursed
Fund	Advisory Fee	Cl I	Cl INV	Cl A	Expires	YTD 4/30/2025
Holbrook Income Fund	0.80%	1.30%	1.80%	1.55%	9/1/2025	$—
Holbrook Structured Income Fund	1.00%	1.50%	2.00%	1.75%	9/1/2025	—

The Adviser previously waived $215,708 and $51,234 in expenses for the Holbrook Structured Income Fund which may be recaptured by April 30, 2026, and April 30, 2027, respectively. During the year ended April 30, 2025, the Adviser recaptured $266,942 of previously waived fees for the Holbrook Structured Income Fund and had $0 of recapture remaining.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Investor class share, respectively. Currently, the Funds’ Trustees have set the 12b-1 fee level at 0.50% for the Funds’ Investor Class shares. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Adviser. For the year ended April 30, 2025, pursuant to the Plan, the fund paid the following 12b-1 fees:

Fund	Class A	Class Inv
Holbrook Income Fund	$182,234	$864,068
Holbrook Structured Income Fund	21,642	289,844

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class I, Investor Class and Class A shares. For the year ended April 30, 2025, the Distributor received the following underwriter commissions:

Fund	Class I	Class Inv	Class A
Holbrook Income Fund	$—	$—	$63,413
Holbrook Structured Income Fund	—	—	8,774

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Funds Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2025

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Income Fund	$2,203,084,806	$27,080,103	$(38,840,904)	$(11,760,801)
Structured Income Fund	510,618,604	1,137,229	(2,111,753)	$(974,524)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended April 30, 2025, and April 30, 2024, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2025	Income	Capital Gains	Capital	Total
Holbrook Income Fund	$123,476,934	$—	$—	$123,476,934
Holbrook Structured Income Fund	32,636,648	—	—	32,636,648

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2024	Income	Capital Gains	Capital	Total
Holbrook Income Fund	$98,728,423	$—	$—	$98,728,423
Holbrook Structured Income Fund	7,298,338	—	—	7,298,338

As of April 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Holbrook Income Fund	$8,796,766	$—	$—	$(65,209,655)	$(2,220,468)	$(11,760,801)	$(70,394,158)
Holbrook Structured Income Fund	568,748	—	(1,941,941)	(563,641)	(448,784)	(974,524)	$(3,360,142)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, trust preferred securities, partnerships and adjustments for accrued dividends payable. The difference between book basis and tax basis undistributed net investment income/(loss) and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses as follows:

Late Year
Losses
Holbrook Income Fund	$—
Holbrook Structured Income Fund	—

Holbrook Funds
Notes to Financial Statements (Continued)
April 30, 2025

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Holbrook Income Fund	$—
Holbrook Structured Income Fund	1,941,941

At April 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Holbrook Income Fund	$7,064,648	$58,145,007	$65,209,655	$—
Holbrook Structured Income Fund	267,960	295,681	563,641	—

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, the shareholders that own 25% or more of the voting securities are as follows:

Owner	Income Fund	Structured Income Fund
Charles Schwab & Co., Inc.	46%	54%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Holbrook Income Fund and Holbrook Structured Income Fund, and the Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Two Roads Shared Trust comprising the funds listed below (the “Funds”) as of April 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Holbrook Income Fund	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, and 2022
Holbrook Structured Income Fund	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, and for the period May 2, 2022 (commencement of operations) through April 30, 2023

Holbrook Income Fund’s financial highlights for the year ended April 30, 2021, were audited by other auditors whose report dated June 29, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

June 27, 2025

Holbrook Funds
ADDITIONAL INFORMATION (Unaudited)
April 30, 2025

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations in the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on March 19, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Holbrook Holdings, Inc. (“Holbrook” or the “Adviser”) and the Trust, on behalf of the Holbrook Income Fund and Holbrook Structured Income Fund (each a “Fund,” and together the “Funds”).

In connection with the Board’s consideration of the Advisory Agreement with respect to each of the Funds, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Funds by Holbrook; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of each Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Holbrook. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. The Board considered renewal of the Advisory Agreement with respect to each Fund separately.

Matters considered by the Board in connection with its approval of the Advisory Agreement with respect to each of the Funds included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Holbrook related to the Advisory Agreement with respect to each Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; a review of the financial condition of Holbrook; an overview of the personnel that perform advisory, compliance, and operational services for the Funds; a quarterly written report containing Holbrook’s performance commentary; Holbrook’s compliance program, including its business continuity policy, cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940 Act, from engaging in

Holbrook Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2025

conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Holbrook’s compliance program; information regarding the Adviser’s compliance and regulatory history; information regarding the Adviser’s valuation process; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of each of the Funds as compared to those of a respective peer group (“Peer Group”) of other mutual funds with similar investment strategies as selected by Broadridge.

In considering the nature and quality of services provided by Holbrook under the Advisory Agreement with respect to each Fund, the Board considered the level and sophistication of Holbrook’s employees’ asset management, risk management, operations, and compliance experience.

The Board also noted that on a regular basis it receives and reviews information from the Trust’s CCO regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted the analysis by the Trust’s CCO that Holbrook’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered the significant risks assumed by Holbrook in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to each Fund.

In considering the nature, extent, and quality of the services provided by Holbrook, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Holbrook’s management and the quality of the performance of Holbrook’s duties. The Board concluded that Holbrook had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to each of the Funds and that the nature, overall quality, and extent of the advisory services provided by Holbrook to each Fund were satisfactory and reliable.

Performance. In considering each Fund’s performance, the Board noted that it reviews information about each Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered each Fund’s performance as compared to the performance of a benchmark index, its Peer Group, and its Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. The Board also noted differences in the investment strategies of each Fund relative to the investment strategies of the funds in its Peer Group.

With respect to each of the Funds, the Board considered, among other performance data, the performance of each Fund for the one-year, three-year, five-year, and since inception periods ended December 31, 2024, as applicable, as compared to the respective Fund’s Peer Group, Morningstar category, and a benchmark index. The Board also took into account management’s discussion of the performance of each of the Funds, including the quarterly written reports containing the Adviser’s performance commentaries.

With respect to the Holbrook Income Fund, the Board considered that the Fund had outperformed the median of its Peer Group and Morningstar category and its benchmark index for each of the one-year, three-year, five-year, and since inception periods. The Board concluded that the overall performance of the Fund was satisfactory.

With respect to the Holbrook Structured Income Fund, the Board considered that the Fund outperformed the median of its Peer Group and Morningstar category and its benchmark index for the one-year and since inception

Holbrook Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2025

periods. The Board also took into account the Fund’s relatively short operational history. The Board concluded that the overall performance of the Fund was satisfactory.

Fees and Expenses. Regarding the costs of the services provided by Holbrook with respect to each Fund, the Board considered, among other data, a comparison of each Fund’s contractual advisory fee and net expense ratio to those of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of each Fund relative to the investment strategies of the funds in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser with respect to each Fund.

The Board also took into account Holbrook’s discussion of the fees and expenses of each of the Funds, including the continued reinvestment of Holbrook’s profits into building the infrastructure of the Adviser for the benefit of the Funds.

With respect to the Holbrook Income Fund, the Board noted that the Fund’s contractual advisory fee was above the median of each of its Peer Group and Morningstar category but was not the highest among the funds in its Morningstar category. The Board also considered that the Fund’s total net expenses were above the median of its Peer Group and Morningstar category.

The Board considered a peer group prepared by Holbrook and noted that Holbrook had agreed to waive its fees and/or reimburse Fund expenses to limit total annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) taxes; (iii) interest; (iv) brokerage commissions; (v) expenses incurred in connection with any merger or reorganization; (vi) underlying fund fees and expenses; or (vii) extraordinary expenses such as litigation) to 1.30%, 1.80%, and 1.55% for Class I, Investor Class, and Class A shares, respectively, although the Fund had operated below these expense limits in the prior year. The Board also considered the sophistication and complexity of the portfolio management with respect to the Fund’s strategy.

With respect to the Holbrook Structured Income Fund, the Board noted that the Fund’s contractual advisory fee was above the median of its Peer Group and Morningstar category but was not the highest among the funds in its Peer Group or Morningstar category. The Board also considered that the Fund’s total net expenses were above the median of its Peer Group and Morningstar category but were not the highest among the funds in its Peer Group or Morningstar category.

The Board took into account that Holbrook had agreed to waive its fees and/or reimburse Fund expenses to limit total annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) taxes; (iii) interest; (iv) brokerage commissions; (v) expenses incurred in connection with any merger or reorganization; (vi) underlying fund fees and expenses; or (vii) extraordinary expenses such as litigation) to 1.50%, 2.00%, and 1.75% for Class I, Investor Class, and Class A shares, respectively. The Board also considered the sophistication and complexity of the portfolio management with respect to the Fund’s strategy.

The Board noted that Holbrook did not manage any other accounts or funds that are similarly managed to the Funds. The Board also noted the Adviser’s discussion of investments in underlying funds and that the nature and level of services provided to each Fund are not duplicative of the services provided by advisers to those underlying funds and that any advisory fees of an underlying affiliated fund are waived.

Based on the factors above, the Board concluded that the advisory fee for each of the Funds was not unreasonable.

Profitability. The Board considered Holbrook’s profitability and whether these profits were excessive in light of the services provided to the Funds. The Board reviewed a profitability analysis prepared by Holbrook based on current asset levels of the Funds. The Board also took into account the Adviser’s discussion of its profitability as well

Holbrook Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2025

as its past fee waivers and reimbursements with respect to each Fund. The Board also considered Holbrook’s discussion of certain increases in fixed and other expenses for the Funds and the continued reinvestment of Holbrook’s profits into building the infrastructure of the Adviser for the benefit of the Funds. The Board noted the direct and indirect costs of operating the Funds in the Adviser’s analysis and concluded that, factoring all applicable costs, Holbrook’s net profitability from the Advisory Agreement with respect to each of the Funds, and related to the Funds as a whole, was not excessive.

Economies of Scale. The Board considered whether Holbrook would realize economies of scale with respect to its management of each of the Funds as the Funds grew and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory fee with respect to each Fund did not currently have breakpoints. The Board considered the profitability analysis provided by the Adviser and the Adviser’s discussion of the same, including both direct and indirect costs borne by the Adviser in managing the Funds and the current fee structure. The Board also took into account the Adviser’s view that as each Fund’s assets increase over time, that Fund may realize other economies of scale but that, based on the complexity and cost structure of the Funds, such economies of scale may be more difficult to achieve than might be the case under other circumstances. The Board considered the Adviser’s discussion regarding increases in fixed and other costs for the Funds and its intention to continue to build its team and reinvest its profits back into growing its business. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board noted the current asset levels of the Funds and concluded that it would continue to consider in the future the extent to which economies of scale may exist and breakpoints could be added to each Fund’s advisory fee schedule.

Other Benefits. The Board considered the character and amount of any other direct and incidental benefits received by Holbrook from its association with the Funds. The Board also considered that Holbrook believed certain benefits may result from the relationship as well as from the use of soft dollars. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Holbrook as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to each Fund, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement for an additional one-year term was in the best interests of each of the Funds and its shareholders.

In considering the Advisory Agreement renewal with respect to each Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of each Fund’s performance and operations throughout the year.

Proxy Voting Policy

Information regarding how the Funds votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-345-8646.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Funds’ investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Investment Adviser
Holbrook Holdings, Inc.
3225 Cumberland Blvd SE Suite 100
Atlanta, GA 30339

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino
James Colantino
Principal Executive Officer
Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ James Colantino
James Colantino Principal Executive Officer
Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Laura Szalyga
Laura Szalyga Principal Financial Officer
Date: July 7, 2025